UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07739

                                          Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                                                  Bridgewater, NJ 08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                                                  New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (877) 435-8105

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 96.3%

China - 5.0%

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	607,000	$7,776,859

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	46,740	8,751,130

Baidu Inc. - Sponsored ADR (Software & Services)*	43,250	10,690,535

Weibo Corp. - Sponsored ADR (Software & Services)*	45,098	3,731,860

Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,473,500	14,976,772

		45,927,156

Denmark - 2.5%

Chr Hansen Holding A/S (Materials)†	125,316	12,973,221

Novozymes A/S, Class B (Materials)†	183,447	9,646,895

		22,620,116

Finland - 1.4%

Kone OYJ, Class B (Capital Goods)†	239,395	13,091,709

France - 3.2%

Air Liquide SA (Materials)†	68,669	8,787,692

Essilor International Cie Generale d’Optique SA (Health Care Equipment & Services)†	82,088	12,110,194

L’Oreal SA (Household & Personal Products)†	35,775	8,761,120

		29,659,006

Germany - 4.6%

Bayerische Motoren Werke AG (Automobiles & Components)†	83,340	8,059,610

Linde AG (Materials)†	51,262	12,653,951

Symrise AG (Materials)†	239,017	21,594,867

		42,308,428

Hong Kong - 2.5%

AIA Group Ltd. (Insurance)†	2,574,205	22,536,787

India - 2.2%

HDFC Bank Ltd. - ADR (Banks)	81,985	8,472,330

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,295,784	11,441,773

		19,914,103

Indonesia - 1.2%

Bank Central Asia Tbk PT (Banks)†	6,891,354	11,122,691

	Shares	Value
COMMON STOCKS - 96.3% (continued)

Israel - 0.9%

Check Point Software Technologies Ltd. (Software & Services)*	75,916	$8,553,456

Italy - 2.1%

Luxottica Group SpA (Consumer Durables & Apparel)†	167,612	11,338,541

Tenaris SA - ADR (Energy)	222,205	8,163,812

		19,502,353

Japan - 10.1%

FANUC Corp. (Capital Goods)†	36,845	7,249,778

Keyence Corp. (Technology Hardware & Equipment)†	24,602	12,985,057

Kubota Corp. (Capital Goods)†	647,235	10,857,621

M3 Inc. (Health Care Equipment & Services)†	315,445	11,991,829

Makita Corp. (Capital Goods)†	193,735	8,714,452

MonotaRO Co., Ltd. (Capital Goods)†	232,980	11,715,305

Park24 Co., Ltd. (Commercial & Professional Services)†	230,700	6,490,422

Sysmex Corp. (Health Care Equipment & Services)†	242,065	22,944,168

		92,948,632

Mexico - 1.2%

Grupo Televisa SAB - Sponsored ADR (Media)	573,457	11,400,325

Russia - 1.4%

Yandex NV, Class A (Software & Services)*	345,241	12,414,866

South Africa - 3.5%

Naspers Ltd., Class N (Media)†	96,847	23,839,101

Sasol Ltd. (Materials)†	209,587	8,250,602

		32,089,703

South Korea - 1.0%

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	8,587	8,837,305

Spain - 1.1%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,315,219	9,645,201

Sweden - 1.9%

Atlas Copco AB, Class A (Capital Goods)†	235,786	6,767,951

Epiroc AB, Class A (Capital Goods)*	230,099	2,755,028

Intrum AB (Commercial & Professional Services)†	306,638	8,245,349

		17,768,328

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.3% (continued)

Switzerland - 5.0%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	88,609	$27,304,368

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	124,679	10,162,585

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	47,914	8,841,857

		46,308,810

United Kingdom - 5.3%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	502,864	9,755,354

Reckitt Benckiser Group plc (Household & Personal Products)†	120,018	10,699,109

Standard Chartered plc (Banks)†	1,698,532	15,315,629

WPP plc (Media)†	829,675	12,990,029

		48,760,121

United States - 40.2%

3M Co. (Capital Goods)	37,151	7,887,900

Abbott Laboratories (Health Care Equipment & Services)	146,612	9,608,950

Amazon.com Inc. (Retailing)*	8,005	14,228,407

AmerisourceBergen Corp. (Health Care Equipment & Services)	101,954	8,342,896

Apple Inc. (Technology Hardware & Equipment)	76,326	14,524,075

Booking Holdings Inc. (Retailing)*	11,201	22,723,693

Cognex Corp. (Technology Hardware & Equipment)	176,990	9,341,532

Cognizant Technology Solutions Corp., Class A (Software & Services)	121,658	9,915,127

Colgate-Palmolive Co. (Household & Personal Products)	151,831	10,174,195

eBay Inc. (Software & Services)*	224,756	7,518,088

Exxon Mobil Corp. (Energy)	97,057	7,911,116

Facebook Inc., Class A (Software & Services)*	79,082	13,647,972

First Republic Bank (Banks)	236,016	23,332,542

IPG Photonics Corp. (Technology Hardware & Equipment)*	55,595	9,119,804

Mastercard Inc., Class A (Software & Services)	77,997	15,443,406

Microsoft Corp. (Software & Services)	86,794	9,207,108

NIKE Inc., Class B (Consumer Durables & Apparel)	188,543	14,500,842

	Shares	Value
COMMON STOCKS - 96.3% (continued)

United States - 40.2% (continued)

PayPal Holdings Inc. (Software & Services)*	372,482	$30,595,671

Regeneron Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	39,702	14,610,733

Roper Technologies Inc. (Capital Goods)	92,512	27,929,373

Schlumberger Ltd. (Energy)	254,078	17,155,347

SVB Financial Group (Banks)*	55,243	17,008,215

Verisk Analytics Inc. (Commercial & Professional Services)*	183,265	20,272,774

WABCO Holdings Inc. (Capital Goods)*	59,730	7,506,866

Walgreens Boots Alliance Inc. (Food & Staples Retailing)	93,714	6,336,941

Walt Disney Co. (Media)	82,513	9,370,176

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	55,185	10,886,345

		369,100,094
Total Common Stocks (Cost $589,790,634)		$884,509,190

PREFERRED STOCKS - 2.2%

Brazil - 1.0%

Itau Unibanco Holding SA - Sponsored ADR, 0.38% (Banks)+	728,543	8,735,230

Spain - 1.2%

Grifols SA - ADR, 2.34% (Pharmaceuticals, Biotechnology & Life Sciences)+	551,729	11,464,929
Total Preferred Stocks (Cost $14,827,175)		$20,200,159

SHORT TERM INVESTMENTS - 1.8%

Northern Institutional Funds - Treasury Portfolio, 1.72% (Money Market Funds)	16,506,581	16,506,581

Total Short Term Investments (Cost $16,506,581)		$16,506,581

Total Investments — 100.3%
(Cost $621,124,390)		$921,215,930

Liabilities Less Other Assets - (0.3)%		(3,188,383)
Net Assets — 100.0%		$918,027,547

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets

Automobiles & Components	0.9%

Banks	11.4

Capital Goods	11.4

Commercial & Professional Services	3.8

Consumer Durables & Apparel	2.8

Energy	3.6

Food & Staples Retailing	0.7

Food Beverage & Tobacco	1.1

Health Care Equipment & Services	8.0

Household & Personal Products	3.2

Insurance	2.5

Materials	8.1

Media	6.3

Pharmaceuticals, Biotechnology & Life Sciences	9.7

Retailing	4.0

Software & Services	14.2

Technology Hardware & Equipment	6.8

Money Market Fund	1.8
Total Investments	100.3

Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 92.1%

Australia - 1.2%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,248,492	$182,120,236

Canada - 2.2%

Canadian National Railway Co. (Transportation)	3,678,425	327,931,589

China - 3.7%

Baidu Inc. - Sponsored ADR (Software & Services)*	1,632,695	403,569,550

Weibo Corp. - Sponsored ADR (Software & Services)*	1,770,820	146,535,355

		550,104,905

Denmark - 1.0%

Novozymes A/S, Class B (Materials)†	2,688,080	141,357,589

France - 9.8%

Air Liquide SA (Materials)†	2,647,849	338,849,856

Dassault Systemes SE (Software & Services)†	3,433,018	512,764,286

L’Oreal SA (Household & Personal Products)†	1,541,505	377,506,955

LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)†	657,772	229,692,092

		1,458,813,189

Germany - 15.2%

Allianz SE, Reg S (Insurance)†	2,216,710	490,112,348

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	4,684,862	521,831,924

Bayerische Motoren Werke AG (Automobiles & Components)†	1,687,006	163,146,264

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	2,082,608	203,443,153

FUCHS PETROLUB SE (Materials)†	832,751	43,837,425

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	6,068,127	160,745,333

Linde AG (Materials)†	944,750	233,210,183

SAP SE - Sponsored ADR (Software & Services)	2,221,404	257,771,720

Symrise AG (Materials)†	2,145,636	193,855,354

		2,267,953,704

Hong Kong - 4.3%

AIA Group Ltd. (Insurance)†	73,099,111	639,972,000

India - 2.0%

HDFC Bank Ltd. - ADR (Banks)	1,451,657	150,014,234

	Shares	Value
COMMON STOCKS - 92.1% (continued)

India - 2.0% (continued)

ICICI Bank Ltd. - Sponsored ADR (Banks)	17,334,729	$153,065,657

		303,079,891

Israel - 2.5%

Check Point Software Technologies Ltd. (Software & Services)*	3,303,609	372,217,626

Italy - 0.8%

Tenaris SA - ADR (Energy)	3,350,545	123,099,023

Japan - 13.7%

Daito Trust Construction Co., Ltd. (Real Estate)†	717,400	119,925,406

FANUC Corp. (Capital Goods)†	1,985,900	390,754,072

JGC Corp. (Capital Goods)†	7,968,900	154,648,228

Keyence Corp. (Technology Hardware & Equipment)†	405,027	213,775,251

Kubota Corp. (Capital Goods)†	9,339,300	156,670,413

M3 Inc. (Health Care Equipment & Services)†	10,072,400	382,908,281

MonotaRO Co., Ltd. (Capital Goods)†	3,151,400	158,466,873

Park24 Co., Ltd. (Commercial & Professional Services)†	4,573,600	128,671,844

Sysmex Corp. (Health Care Equipment & Services)†	3,601,307	341,350,426

		2,047,170,794

Mexico - 1.3%

Grupo Financiero Banorte SAB de CV, Series O (Banks)	28,082,390	195,816,952

Singapore - 2.2%

DBS Group Holdings Ltd. (Banks)†	16,773,483	329,453,680

South Africa - 4.2%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	6,623,981	128,828,656

Naspers Ltd., Class N (Media)†	1,449,645	356,833,290

Sasol Ltd. (Materials)†	3,750,170	147,629,200

		633,291,146

South Korea - 1.4%

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	199,813	205,637,410

Spain - 2.7%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	45,280,299	332,064,531

Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	2,287,834	66,482,143

		398,546,674

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.1% (continued)

Sweden - 3.0%

Alfa Laval AB (Capital Goods)†	7,224,759	$198,419,905

Atlas Copco AB, Class A (Capital Goods)†	5,949,447	170,771,667

Epiroc AB, Class A (Capital Goods)*	5,949,447	71,234,089

		440,425,661

Switzerland - 9.4%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	782,487	241,118,995

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	5,685,936	463,460,643

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,302,803	319,717,273

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	913,236	168,524,889

Temenos AG, Reg S (Software & Services)*†	1,279,336	205,979,124

		1,398,800,924

Taiwan - 2.6%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,837,125	86,525,776

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	7,184,847	296,087,545

		382,613,321

United Kingdom - 7.4%

BBA Aviation plc (Transportation)†	18,632,168	85,504,154

HSBC Holdings plc (Banks)†	18,937,251	181,357,291

Royal Dutch Shell plc, Class B (Energy)†	13,510,132	472,840,070

Unilever plc (Household & Personal Products)†	4,118,280	235,333,609

WPP plc (Media)†	8,625,457	135,046,778

		1,110,081,902

United States - 1.5%

Schlumberger Ltd. (Energy)	3,296,904	222,606,958
Total Common Stocks (Cost $10,576,542,667)		$13,731,095,174

PREFERRED STOCKS - 4.1%

Brazil - 1.4%

Itau Unibanco Holding SA - Sponsored ADR, 0.38% (Banks)+	17,598,910	211,010,931

	Shares	Value
PREFERRED STOCKS - 4.1% (continued)

Germany - 0.7%

FUCHS PETROLUB SE, 1.85% (Materials)+†	1,807,721	$102,036,073

South Korea - 1.6%

Samsung Electronics Co., Ltd. - GDR, Reg S, 3.89% (Technology Hardware & Equipment)+†	279,603	238,745,107

Spain - 0.4%

Grifols SA - ADR, 2.34% (Pharmaceuticals, Biotechnology & Life Sciences)+	3,044,053	63,255,421
Total Preferred Stocks (Cost $475,039,227)		$615,047,532

SHORT TERM INVESTMENTS - 4.0%

Northern Institutional Funds - Prime Obligations Portfolio, 2.06% (Money Market Funds)	528,051,274	528,156,884

Northern Institutional Funds - Treasury Portfolio, 1.72% (Money Market Funds)	66,239,629	66,239,629
Total Short Term Investments (Cost $594,294,092)		$594,396,513

Total Investments — 100.2%
(Cost $11,645,875,986)		$14,940,539,219

Liabilities Less Other Assets - (0.2)%		(30,176,308)
Net Assets — 100.0%		$14,910,362,911

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	1.1%

Banks	10.4

Capital Goods	8.7

Commercial & Professional Services	0.9

Consumer Durables & Apparel	1.5

Energy	5.5

Food Beverage & Tobacco	3.1

Health Care Equipment & Services	7.4

Household & Personal Products	4.1

Insurance	7.6

Materials	8.1

Media	3.3

Pharmaceuticals, Biotechnology & Life Sciences	10.2

Real Estate	0.8

Semiconductors & Semiconductor Equipment	3.6

Software & Services	12.7

Technology Hardware & Equipment	4.4

Transportation	2.8

Money Market Funds	4.0
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Argentina - 2.3%

Globant SA (Software & Services)*	67,051	$3,717,308

Loma Negra Cia Industrial Argentina SA - Sponsored ADR (Materials)*	188,168	2,115,008

		5,832,316

Australia - 1.2%

DuluxGroup Ltd. (Materials)†	525,227	2,989,408

Bangladesh - 0.7%

BRAC Bank Ltd. (Banks)*†	1,102,742	866,395

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	323,109	1,033,516

		1,899,911

Canada - 1.1%

Kinaxis Inc. (Software & Services)*	41,600	2,807,125

China - 2.2%

51job Inc. - ADR (Commercial & Professional Services)*	20,087	1,843,384

Haitian International Holdings Ltd. (Capital Goods)†	1,137,000	2,697,512

Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	241,489	1,071,409

		5,612,305

Denmark - 0.7%

Chr Hansen Holding A/S (Materials)†	17,010	1,760,944

Egypt - 1.1%

Integrated Diagnostics Holdings plc (Health Care Equipment & Services)	682,505	2,900,646

Finland - 1.6%

Vaisala OYJ, Class A (Technology Hardware & Equipment)†	168,638	4,159,851

France - 5.8%

Alten SA (Software & Services)†	55,029	5,463,911

IPSOS (Media)†	86,397	2,890,668

LISI (Capital Goods)†	80,763	2,799,718

Rubis SCA (Utilities)†	62,291	3,676,883

		14,831,180

Germany - 10.7%

Bechtle AG (Software & Services)†	60,064	5,388,515

Bertrandt AG (Commercial & Professional Services)†	18,536	1,875,098

Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	87,919	6,833,695

	Shares	Value
COMMON STOCKS - 96.1% (continued)

Germany - 10.7% (continued)

FUCHS PETROLUB SE (Materials)†	41,487	$2,183,946

KWS Saat SE (Food Beverage & Tobacco)†	7,400	2,915,693

Pfeiffer Vacuum Technology AG (Capital Goods)†	13,956	2,290,969

Rational AG (Capital Goods)†	930	637,248

RIB Software SE (Software & Services)†	121,516	2,699,174

STRATEC Biomedical AG (Health Care Equipment & Services)†	31,335	2,642,598

		27,466,936

Hong Kong - 2.9%

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	159,400	1,921,358

Pico Far East Holdings Ltd. (Media)†	7,033,000	2,914,650

Vitasoy International Holdings Ltd. (Food Beverage & Tobacco)†	748,900	2,669,276

		7,505,284

India - 2.2%

Emami Ltd. (Household & Personal Products)†	96,888	835,767

Max Financial Services Ltd. (Insurance)*†	472,907	3,431,750

SH Kelkar & Co., Ltd. (Materials)†	499,520	1,437,428

		5,704,945

Indonesia - 0.4%

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	2,731,800	995,313

Israel - 1.2%

CyberArk Software Ltd. (Software & Services)*	48,563	2,948,260

Italy - 3.6%

Danieli & C Officine Meccaniche SpA (RSP) (Capital Goods)†	56,654	993,629

DiaSorin SpA (Health Care Equipment & Services)†	13,904	1,492,258

Reply SpA (Software & Services)†	100,373	6,786,060

		9,271,947

Japan - 14.2%

ABC-Mart Inc. (Retailing)†	6,700	362,841

Ariake Japan Co., Ltd. (Food Beverage & Tobacco)†	72,700	6,237,123

BML Inc. (Health Care Equipment & Services)†	75,900	1,900,642

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.1% (continued)

Japan - 14.2% (continued)

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	3,900	$862,042

FINDEX Inc. (Health Care Equipment & Services)†	189,600	1,248,674

GMO Payment Gateway Inc. (Software & Services)†	23,900	2,689,115

Infomart Corp. (Software & Services)†	544,600	6,814,091

MISUMI Group Inc. (Capital Goods)†	46,100	1,175,392

MonotaRO Co., Ltd. (Capital Goods)†	14,500	729,127

Nakanishi Inc. (Health Care Equipment & Services)†	303,200	6,341,020

Rinnai Corp. (Consumer Durables & Apparel)†	10,100	873,735

SMS Co., Ltd. (Commercial & Professional Services)†	190,400	3,865,377

Stanley Electric Co., Ltd. (Automobiles & Components)†	98,000	3,439,113

		36,538,292

Kenya - 0.6%

East African Breweries Ltd. (Food Beverage & Tobacco)†	402,400	902,042

Equity Group Holdings Ltd. (Banks)†	1,505,300	718,975

		1,621,017

Kuwait - 0.5%

Mabanee Co. SAK (Real Estate)†	611,572	1,338,934

Malaysia - 1.1%

Dialog Group Bhd. (Energy)†	3,396,340	2,777,392

Mexico - 1.0%

Grupo Herdez SAB de CV (Food Beverage & Tobacco)	1,184,938	2,574,245

Netherlands - 2.6%

Arcadis NV (Capital Goods)†	214,381	3,910,683

ASM International NV (Semiconductors & Semiconductor Equipment)†	25,986	1,496,180

Brunel International NV (Commercial & Professional Services)†	81,503	1,334,898

		6,741,761

Nigeria - 0.6%

Nestle Nigeria plc (Food Beverage & Tobacco)†	332,443	1,468,941

Norway - 1.8%

Tomra Systems ASA (Commercial & Professional Services)†	224,429	4,642,488

	Shares	Value
COMMON STOCKS - 96.1% (continued)

Peru - 0.3%

Alicorp SAA (Food Beverage & Tobacco)	241,992	$868,352

Philippines - 1.2%

International Container Terminal Services Inc. (Transportation)†	1,371,420	2,296,931

Security Bank Corp. (Banks)†	229,190	877,081

		3,174,012

Romania - 0.9%

Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	299,164	2,311,716

Russia - 1.0%

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	1,554,871	2,566,637

South Korea - 1.5%

Cheil Worldwide Inc. (Media)†	71,133	1,287,307

Coway Co., Ltd. (Consumer Durables & Apparel)†	9,154	768,848

Hankook Tire Co., Ltd. (Automobiles & Components)†	47,716	1,899,126

		3,955,281

Sweden - 2.5%

Alfa Laval AB (Capital Goods)†	100,116	2,749,573

Intrum AB (Commercial & Professional Services)†	135,086	3,632,398

		6,381,971

Switzerland - 2.6%

Bossard Holding AG, Class A, Reg S (Capital Goods)†	10,789	2,162,286

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	2,200	2,998,706

Temenos AG, Reg S (Software & Services)*†	8,502	1,368,862

		6,529,854

Taiwan - 2.2%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	82,517	546,448

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	1,194,700	2,573,103

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	99,000	1,140,806

Silergy Corp. (Semiconductors & Semiconductor Equipment)†	59,000	1,357,026

		5,617,383

Tanzania - 0.8%

Tanzania Breweries Ltd. (Food Beverage & Tobacco)	274,913	2,001,836

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.1% (continued)

Turkey - 0.8%

Anadolu Hayat Emeklilik AS (Insurance)†	1,510,841	$2,002,964

Ukraine - 0.8%

Kernel Holding SA (Food Beverage & Tobacco)†	155,824	2,161,702

United Arab Emirates - 1.0%

Agthia Group PJSC (Food Beverage & Tobacco)†	1,869,076	2,453,990

United Kingdom - 18.1%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	356,316	6,912,383

Bank of Georgia Group plc (Banks)†	110,588	2,650,517

BBA Aviation plc (Transportation)†	713,801	3,275,676

Britvic plc (Food Beverage & Tobacco)†	208,105	2,195,818

Clarkson plc (Transportation)†	94,418	3,158,552

Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	102,866	4,029,799

Diploma plc (Capital Goods)†	171,896	2,973,552

EMIS Group plc (Health Care Equipment & Services)†	199,201	2,382,977

Georgia Capital plc (Diversified Financials)*†	5,492	71,243

Jardine Lloyd Thompson Group plc (Insurance)†	89,899	1,663,462

Nostrum Oil & Gas plc (Energy)*†	903,251	2,369,152

Rathbone Brothers plc (Diversified Financials)†	99,526	3,206,447

RPC Group plc (Materials)†	355,303	3,796,306

RPS Group plc (Commercial & Professional Services)†	552,722	1,780,158

Senior plc (Capital Goods)†	1,416,645	5,892,457

		46,358,499

United States - 0.9%

Core Laboratories NV (Energy)	12,229	1,371,116

Sensata Technologies Holding plc (Capital Goods)*	16,204	881,011

		2,252,127

Vietnam - 1.4%

Hoa Phat Group JSC (Materials)*†	2,281,136	3,658,891

Total Common Stocks (Cost $204,427,150)		$246,684,656

	Shares	Value
PARTICIPATION NOTES - 0.9%

Saudi Arabia - 0.9%

Jarir Marketing Co., Issued by HSBC BANK PLC, Maturity Date 1/19/21 (Retailing)^†	48,736	$2,354,735
Total Participation Notes (Cost $2,266,680)		$2,354,735

SHORT TERM INVESTMENTS - 2.9%

Northern Institutional Funds - Treasury Portfolio, 1.72% (Money Market Funds)	7,548,475	7,548,475
Total Short Term Investments (Cost $7,548,475)		$7,548,475

Total Investments — 99.9%
(Cost $214,242,305)		$256,587,866

Other Assets Less Liabilities - 0.1%		175,376
Net Assets — 100.0%		$256,763,242

Summary of Abbreviations

ADR	American Depositary Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.9% of net assets as of July 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	2.1%

Banks	2.0

Capital Goods	11.6

Commercial & Professional Services	7.4

Consumer Durables & Apparel	1.5

Diversified Financials	2.3

Energy	3.4

Food & Staples Retailing	0.3

Food Beverage & Tobacco	10.3

Health Care Equipment & Services	10.0

Household & Personal Products	0.3

Insurance	2.8

Materials	7.0

Media	2.8

Pharmaceuticals, Biotechnology & Life Sciences	4.7

Real Estate	0.5

Retailing	1.1

Semiconductors & Semiconductor Equipment	2.9

Software & Services	15.8

Technology Hardware & Equipment	3.0

Telecommunication Services	0.4

Transportation	3.4

Utilities	1.4

Money Market Fund	2.9
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 91.9%

Argentina - 0.7%

Banco Macro SA - ADR (Banks)	554,510	$37,878,578

Brazil - 3.1%

Ambev SA - ADR (Food Beverage & Tobacco)	10,105,871	51,944,177

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	7,197,200	45,618,892

Raia Drogasil SA (Food & Staples Retailing)*	671,987	13,313,339

WEG SA (Capital Goods)	9,939,070	49,016,115

		159,892,523

Chile - 0.7%

Banco Santander Chile - ADR (Banks)	1,172,651	38,474,679

China - 25.2%

51job Inc. - ADR (Commercial & Professional Services)*	1,140,926	104,702,779

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	4,075,000	52,208,729

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	758,951	142,098,396

Baidu Inc. - Sponsored ADR (Software & Services)*	241,652	59,731,541

CNOOC Ltd. - Sponsored ADR (Energy)	450,041	75,606,888

CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	19,066,000	50,067,957

Ctrip.com International Ltd. - ADR (Retailing)*	1,080,343	44,456,115

ENN Energy Holdings Ltd. (Utilities)†	10,425,200	106,215,730

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	12,243,443	62,442,613

Han’s Laser Technology Industry Group Co., Ltd., Class A (Capital Goods)†	5,485,477	38,933,713

JD.com Inc. - ADR (Retailing)*	718,886	25,779,252

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	6,360,956	7,729,782

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	4,469,426	45,410,046

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	9,591,554	67,680,792

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	6,990,000	86,012,964

	Shares	Value
COMMON STOCKS - 91.9% (continued)

China - 25.2% (continued)

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	47,069,757	$64,676,894

Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)†	2,426,700	40,251,148

Tencent Holdings Ltd. (Software & Services)†	4,423,800	201,121,833

Weibo Corp. - Sponsored ADR (Software & Services)*	280,876	23,242,489

		1,298,369,661

Czech Republic - 1.1%

Komercni banka AS (Banks)†	1,251,176	54,309,577

Egypt - 0.6%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	6,314,930	28,886,239

Hong Kong - 6.0%

AIA Group Ltd. (Insurance)†	13,256,615	116,059,721

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	3,113,669	37,531,194

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	2,456,649	72,725,719

Sands China Ltd. (Consumer Services)†	16,389,738	84,326,116

		310,642,750

India - 5.3%

Bharti Airtel Ltd. (Telecommunication Services)†	5,151,037	29,345,638

Housing Development Finance Corp., Ltd. (Banks)†	3,844,436	111,852,934

Kotak Mahindra Bank Ltd. (Banks)†	3,034,157	57,799,751

Maruti Suzuki India Ltd. (Automobiles & Components)†	522,838	72,601,613

		271,599,936

Indonesia - 2.9%

Astra International Tbk PT (Automobiles & Components)†	90,371,800	44,908,141

Bank Central Asia Tbk PT (Banks)†	23,875,933	38,535,915

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	298,709,300	63,536,393

		146,980,449

Italy - 1.6%

Tenaris SA - ADR (Energy)	2,296,574	84,376,129

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 91.9% (continued)

Kenya - 1.3%

East African Breweries Ltd. (Food Beverage & Tobacco)†	6,053,965	$13,570,909

Safaricom plc (Telecommunication Services)†	187,907,227	52,379,316

		65,950,225

Mexico - 4.8%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	275,720	27,059,161

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	355,883	63,592,733

Grupo Financiero Banorte SAB de CV, Series O (Banks)	13,491,600	94,076,181

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	21,640,700	63,199,866

		247,927,941

Panama - 1.0%

Copa Holdings SA, Class A (Transportation)	513,927	50,025,654

Peru - 1.3%

Credicorp Ltd. (Banks)	288,481	65,995,798

Russia - 7.2%

LUKOIL PJSC - Sponsored ADR (Energy)	1,578,833	112,886,560

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	642,748	102,329,926

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	8,885,047	125,311,620

Yandex NV, Class A (Software & Services)*	859,588	30,910,784

		371,438,890

South Africa - 7.2%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,065,456	59,619,521

Discovery Ltd. (Insurance)†	6,078,184	78,567,334

Naspers Ltd., Class N (Media)†	340,136	83,725,221

Sasol Ltd. (Materials)†	1,647,696	64,863,204

Standard Bank Group Ltd. (Banks)†	5,370,901	83,136,383

		369,911,663

South Korea - 7.8%

Amorepacific Corp. (Household & Personal Products)†	145,333	34,778,768

Coway Co., Ltd. (Consumer Durables & Apparel)†	379,299	31,857,486

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,470,014	58,507,442

	Shares	Value
COMMON STOCKS - 91.9% (continued)

South Korea - 7.8% (continued)

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	32,598	$2,810,078

LG Household & Health Care Ltd. (Household & Personal Products)†	89,118	96,465,924

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	173,277	178,327,904

		402,747,602

Taiwan - 8.1%

Airtac International Group (Capital Goods)†	2,978,515	32,560,932

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,752,752	54,767,378

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	11,287,539	31,016,507

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	419,000	70,469,796

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	28,757,277	229,603,858

		418,418,471

Thailand - 1.3%

Siam Commercial Bank pcl, Reg S (Banks)†	15,699,770	66,064,557

United Arab Emirates - 2.0%

DP World Ltd. (Transportation)†	2,688,009	62,220,129

Emaar Properties PJSC (Real Estate)†	28,717,643	41,316,207

		103,536,336

United Kingdom - 1.7%

Bank of Georgia Group plc (Banks)†	1,035,486	24,818,003

Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,754,480	62,932,840

Georgia Capital plc (Diversified Financials)*†	113,799	1,476,225

		89,227,068

United States - 1.0%

EPAM Systems Inc. (Software & Services)*	398,481	51,886,211
Total Common Stocks (Cost $3,626,879,030)		$4,734,540,937

PREFERRED STOCKS - 5.6%

Brazil - 3.7%

Banco Bradesco SA - ADR (Banks)*	7,657,932	61,876,091

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
PREFERRED STOCKS - 5.6% (continued)

Brazil - 3.7% (continued)

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	1,295,866	$28,664,556

Itau Unibanco Holding SA - Sponsored ADR, 0.38% (Banks)+	8,260,073	99,038,275

		189,578,922

Colombia - 1.0%

Bancolombia SA - Sponsored ADR, 3.09% (Banks)+	1,124,365	51,619,597

South Korea - 0.9%

Samsung Electronics Co., Ltd. - GDR, Reg S, 3.89% (Technology Hardware & Equipment)+†	51,987	44,390,232
Total Preferred Stocks (Cost $211,680,263)		$285,588,751

SHORT TERM INVESTMENTS - 2.6%

Northern Institutional Funds - Prime Obligations Portfolio, 2.06% (Money Market Funds)	82,415,799	82,432,282

Northern Institutional Funds - Treasury Portfolio, 1.72% (Money Market Funds)	51,598,506	51,598,506

Total Short Term Investments (Cost $134,006,074)		$134,030,788

Total Investments — 100.1%
(Cost $3,972,565,367)		$5,154,160,476

Liabilities Less Other Assets - (0.1)%		(3,386,172)
Net Assets — 100.0%		$5,150,774,304

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets

Automobiles & Components	3.4%

Banks	21.4

Capital Goods	2.3

Commercial & Professional Services	2.0

Consumer Durables & Apparel	4.7

Consumer Services	1.6

Diversified Financials	2.3

Energy	7.3

Food & Staples Retailing	2.0

Food Beverage & Tobacco	3.0

Household & Personal Products	2.6

Insurance	3.8

Materials	1.3

Media	1.6

Pharmaceuticals, Biotechnology & Life Sciences	4.3

Real Estate	0.8

Retailing	1.4

Semiconductors & Semiconductor Equipment	5.2

Software & Services	9.9

Technology Hardware & Equipment	9.3

Telecommunication Services	1.6

Transportation	3.6

Utilities	2.1

Money Market Funds	2.6
Total Investments	100.1

Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 91.8%

Argentina - 0.7%

Banco Macro SA - ADR (Banks)	449,411	$30,699,265

Brazil - 3.1%

Ambev SA - ADR (Food Beverage & Tobacco)	8,163,705	41,961,444

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	5,799,000	36,756,510

Raia Drogasil SA (Food & Staples Retailing)*	541,637	10,730,858

WEG SA (Capital Goods)	8,019,430	39,549,103

		128,997,915

Chile - 0.7%

Banco Santander Chile - ADR (Banks)	946,291	31,047,808

China - 25.2%

51job Inc. - ADR (Commercial & Professional Services)*	920,769	84,498,971

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	3,289,000	42,138,530

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	612,549	114,687,549

Baidu Inc. - Sponsored ADR (Software & Services)*	194,848	48,162,529

CNOOC Ltd. - Sponsored ADR (Energy)	364,255	61,194,840

CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	15,388,000	40,409,405

Ctrip.com International Ltd. - ADR (Retailing)*	870,469	35,819,799

ENN Energy Holdings Ltd. (Utilities)†	8,402,700	85,609,765

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	9,876,700	50,372,020

Han’s Laser Technology Industry Group Co., Ltd., Class A (Capital Goods)†	4,425,080	31,407,441

JD.com Inc. - ADR (Retailing)*	581,118	20,838,891

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	5,175,000	6,288,618

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,601,105	36,587,773

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	7,737,400	54,597,343

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	5,634,000	69,327,187

	Shares	Value
COMMON STOCKS - 91.8% (continued)

China - 25.2% (continued)

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	37,989,788	$52,200,429

Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)†	1,957,600	32,470,288

Tencent Holdings Ltd. (Software & Services)†	3,570,500	162,327,751

Weibo Corp. - Sponsored ADR (Software & Services)*	227,534	18,828,438

		1,047,767,567

Czech Republic - 1.1%

Komercni banka AS (Banks)†	1,009,318	43,811,289

Egypt - 0.6%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	5,094,221	23,302,378

Hong Kong - 6.0%

AIA Group Ltd. (Insurance)†	10,716,189	93,818,664

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,511,823	30,276,730

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	1,981,751	58,667,016

Sands China Ltd. (Consumer Services)†	13,205,744	67,944,289

		250,706,699

India - 5.3%

Bharti Airtel Ltd. (Telecommunication Services)†	4,155,314	23,672,970

Housing Development Finance Corp., Ltd. (Banks)†	3,098,758	90,157,613

Kotak Mahindra Bank Ltd. (Banks)†	2,445,643	46,588,741

Maruti Suzuki India Ltd. (Automobiles & Components)†	421,770	58,567,247

		218,986,571

Indonesia - 2.8%

Astra International Tbk PT (Automobiles & Components)†	72,902,500	36,227,183

Bank Central Asia Tbk PT (Banks)†	19,333,110	31,203,768

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	240,770,790	51,212,693

		118,643,644

Italy - 1.6%

Tenaris SA - ADR (Energy)	1,851,123	68,010,259

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 91.8% (continued)

Kenya - 1.3%

East African Breweries Ltd. (Food Beverage & Tobacco)†	4,883,650	$10,947,465

Safaricom plc (Telecommunication Services)†	151,583,801	42,254,127

		53,201,592

Mexico - 4.8%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	222,422	21,828,495

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	287,089	51,299,934

Grupo Financiero Banorte SAB de CV, Series O (Banks)	10,883,640	75,891,020

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	17,436,700	50,922,433

		199,941,882

Panama - 1.0%

Copa Holdings SA, Class A (Transportation)	414,244	40,322,511

Peru - 1.3%

Credicorp Ltd. (Banks)	232,439	53,175,070

Russia - 7.2%

LUKOIL PJSC - Sponsored ADR (Energy)	1,272,598	90,990,757

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	518,074	82,480,963

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	7,167,521	101,088,229

Yandex NV, Class A (Software & Services)*	692,680	24,908,773

		299,468,722

South Africa - 7.2%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,472,887	48,094,750

Discovery Ltd. (Insurance)†	4,926,153	63,676,043

Naspers Ltd., Class N (Media)†	274,524	67,574,683

Sasol Ltd. (Materials)†	1,328,104	52,282,145

Standard Bank Group Ltd. (Banks)†	4,332,678	67,065,689

		298,693,310

South Korea - 7.8%

Amorepacific Corp. (Household & Personal Products)†	117,100	28,022,498

Coway Co., Ltd. (Consumer Durables & Apparel)†	305,614	25,668,652

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,186,177	47,210,559

	Shares	Value
COMMON STOCKS - 91.8% (continued)

South Korea - 7.8% (continued)

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	26,723	$2,303,629

LG Household & Health Care Ltd. (Household & Personal Products)†	71,805	77,725,439

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	139,918	143,996,512

		324,927,289

Taiwan - 8.1%

Airtac International Group (Capital Goods)†	2,401,497	26,253,009

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,831,216	44,148,244

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	9,110,171	25,033,418

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	338,001	56,846,925

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	23,170,637	184,999,005

		337,280,601

Thailand - 1.3%

Siam Commercial Bank pcl, Reg S (Banks)†	12,665,600	53,296,784

United Arab Emirates - 2.0%

DP World Ltd. (Transportation)†	2,169,532	50,218,791

Emaar Properties PJSC (Real Estate)†	23,166,373	33,329,568

		83,548,359

United Kingdom - 1.7%

Bank of Georgia Group plc (Banks)†	835,321	20,020,550

Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,416,090	50,794,860

Georgia Capital plc (Diversified Financials)*†	92,712	1,202,680

		72,018,090

United States - 1.0%

EPAM Systems Inc. (Software & Services)*	321,070	41,806,525
Total Common Stocks (Cost $2,716,868,503)		$3,819,654,130

PREFERRED STOCKS - 5.5%

Brazil - 3.7%

Banco Bradesco SA - ADR (Banks)*	6,177,614	49,915,121

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
PREFERRED STOCKS - 5.5% (continued)

Brazil - 3.7% (continued)

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	1,047,614	$23,173,222

Itau Unibanco Holding SA - Sponsored ADR, 0.38% (Banks)+	6,688,580	80,196,074

		153,284,417

Colombia - 1.0%

Bancolombia SA - Sponsored ADR, 3.09% (Banks)+	907,019	41,641,242

South Korea - 0.8%

Samsung Electronics Co., Ltd. - GDR, Reg S, 3.89% (Technology Hardware & Equipment)+†	41,904	35,780,643
Total Preferred Stocks (Cost $150,719,821)		$230,706,302

SHORT TERM INVESTMENTS - 2.9%

Northern Institutional Funds - Prime Obligations Portfolio, 2.06% (Money Market Funds)	69,292,671	69,306,530

Northern Institutional Funds - Treasury Portfolio, 1.72% (Money Market Funds)	51,195,352	51,195,352

Total Short Term Investments (Cost $120,484,002)		$120,501,882

Total Investments — 100.2%
(Cost $2,988,072,326)		$4,170,862,314

Liabilities Less Other Assets - (0.2)%		(7,619,871)
Net Assets — 100.0%		$4,163,242,443

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets

Automobiles & Components	3.4%

Banks	21.4

Capital Goods	2.3

Commercial & Professional Services	2.0

Consumer Durables & Apparel	4.7

Consumer Services	1.6

Diversified Financials	2.3

Energy	7.3

Food & Staples Retailing	2.0

Food Beverage & Tobacco	3.0

Household & Personal Products	2.5

Insurance	3.8

Materials	1.2

Media	1.6

Pharmaceuticals, Biotechnology & Life Sciences	4.3

Real Estate	0.8

Retailing	1.4

Semiconductors & Semiconductor Equipment	5.2

Software & Services	9.9

Technology Hardware & Equipment	9.3

Telecommunication Services	1.6

Transportation	3.6

Utilities	2.1

Money Market Funds	2.9
Total Investments	100.2

Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 91.5%

Argentina - 10.7%

Banco Macro SA - ADR (Banks)	196,933	$13,452,493

Cablevision Holding SA - Sponsored GDR (Media)#*†	269,626	3,393,082

Globant SA (Software & Services)*	224,203	12,429,814

Grupo Clarin SA, Class B - GDR Reg S (Media)#*†	79,685	296,476

Grupo Financiero Galicia SA - ADR (Banks)	304,210	10,839,002

Loma Negra Cia Industrial Argentina SA - Sponsored ADR (Materials)*	272,900	3,067,396

Telecom Argentina SA - Sponsored ADR (Telecommunication Services)	326,000	6,542,820

		50,021,083

Bangladesh - 3.3%

BRAC Bank Ltd. (Banks)*†	905,250	711,230

GrameenPhone Ltd. (Telecommunication Services)†	618,741	2,886,189

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,745,121	11,979,373

		15,576,792

Colombia - 7.1%

Cementos Argos SA - Sponsored ADR (Materials)#†	509,470	8,107,808

CEMEX Latam Holdings SA (Materials)*	980,500	2,476,267

Ecopetrol SA - Sponsored ADR (Energy)	914,680	19,546,712

Grupo Nutresa SA (Food Beverage & Tobacco)	312,300	2,910,694

		33,041,481

Croatia - 0.5%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	14,550	2,380,174

Egypt - 4.0%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,532,103	11,582,540

Integrated Diagnostics Holdings plc (Health Care Equipment & Services)	1,361,519	5,786,456

Oriental Weavers (Consumer Durables & Apparel)†	2,068,725	1,391,540

		18,760,536

Estonia - 0.7%

Tallink Grupp AS (Transportation)†	2,564,107	3,132,682

	Shares	Value
COMMON STOCKS - 91.5% (continued)

Kazakhstan - 1.0%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	418,287	$4,875,071

Kenya - 4.8%

East African Breweries Ltd. (Food Beverage & Tobacco)†	935,700	2,097,518

Safaricom plc (Telecommunication Services)†	72,190,650	20,123,211

		22,220,729

Kuwait - 2.5%

Kuwait Projects Co. Holding KSCP (Diversified Financials)†	712,110	559,927

Mabanee Co. SAK (Real Estate)†	1,865,721	4,084,681

National Bank of Kuwait SAKP (Banks)†	2,538,453	6,792,439

		11,437,047

Morocco - 2.9%

Attijariwafa Bank (Banks)†	114,361	5,753,179

Maroc Telecom (Telecommunication Services)†	244,137	3,680,062

Societe d’Exploitation des Ports (Transportation)†	221,700	4,038,818

		13,472,059

Nigeria - 5.7%

Access Bank plc (Banks)†	121,738,600	3,362,056

Dangote Cement plc (Materials)†	7,077,500	4,573,549

Guaranty Trust Bank plc (Banks)†	78,843,224	8,714,257

Lafarge Africa plc (Materials)†	1,100,000	83,622

Nestle Nigeria plc (Food Beverage & Tobacco)†	551,600	2,437,313

Nigerian Breweries plc (Food Beverage & Tobacco)†	3,894,100	1,129,164

Zenith Bank plc (Banks)†	100,704,392	6,397,244

		26,697,205

Pakistan - 2.4%

Engro Corp., Ltd. (Materials)†	532,092	1,452,884

Lucky Cement Ltd. (Materials)†	114,500	509,950

Maple Leaf Cement Factory Ltd. (Materials)†	1,624,000	708,886

MCB Bank Ltd. (Banks)†	1,393,700	2,330,899

Oil & Gas Development Co., Ltd. (Energy)†	1,173,400	1,431,601

Pakistan Petroleum Ltd. (Energy)†	2,174,497	3,745,387

United Bank Ltd. (Banks)†	849,000	1,203,303

		11,382,910

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 91.5% (continued)

Peru - 8.0%

Alicorp SAA (Food Beverage & Tobacco)	4,618,409	$16,572,461

Credicorp Ltd. (Banks)	79,131	18,102,799

Ferreycorp SAA (Capital Goods)	3,366,100	2,428,094

		37,103,354

Philippines - 16.4%

Bank of the Philippine Islands (Banks)†	5,597,754	10,335,408

BDO Unibank Inc. (Banks)†	3,040,518	7,551,804

International Container Terminal Services Inc. (Transportation)†	2,847,620	4,769,353

Jollibee Foods Corp. (Consumer Services)†	3,727,530	18,943,078

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	5,269,720	8,476,819

Security Bank Corp. (Banks)†	2,475,630	9,473,924

SM Prime Holdings Inc. (Real Estate)†	20,250,400	14,409,655

Universal Robina Corp. (Food Beverage & Tobacco)†	1,117,100	2,689,371

		76,649,412

Romania - 3.0%

Banca Transilvania SA (Banks)†	15,176,238	9,617,357

Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	585,700	4,525,853

		14,143,210

Senegal - 0.8%

Sonatel SA (Telecommunication Services)	98,400	3,771,401

Slovenia - 0.7%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	46,124	3,127,369

Sri Lanka - 0.5%

Commercial Bank of Ceylon plc (Banks)†	1,271,674	998,865

John Keells Holdings plc (Capital Goods)†	1,257,142	1,099,998

		2,098,863

Tanzania - 0.3%

Tanzania Breweries Ltd. (Food Beverage & Tobacco)	208,066	1,515,076

Thailand - 1.4%

Home Product Center pcl, Reg S (Retailing)†	11,339,094	5,010,059

Siam Commercial Bank pcl, Reg S (Banks)†	393,600	1,656,267

		6,666,326

	Shares	Value
COMMON STOCKS - 91.5% (continued)

Turkey - 0.2%

Turkiye Garanti Bankasi AS (Banks)†	674,500	$979,175

Ukraine - 1.4%

Kernel Holding SA (Food Beverage & Tobacco)†	286,400	3,973,145

MHP SE - GDR (Food Beverage & Tobacco)†	217,243	2,726,408

		6,699,553

United Arab Emirates - 4.4%

Agthia Group PJSC (Food Beverage & Tobacco)†	5,032,959	6,607,989

DP World Ltd. (Transportation)†	243,700	5,640,995

Emaar Properties PJSC (Real Estate)†	5,735,498	8,251,688

		20,500,672

United Kingdom - 1.3%

Bank of Georgia Group plc (Banks)†	37,900	908,368

Georgia Capital plc (Diversified Financials)*†	37,900	491,647

Nostrum Oil & Gas plc (Energy)*†	1,708,869	4,482,220

		5,882,235

Vietnam - 7.5%

Hoa Phat Group JSC (Materials)*†	11,971,792	19,202,484

Masan Group Corp. (Food Beverage & Tobacco)*†	992,050	3,587,533

Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	1,692,200	12,224,409

		35,014,426
Total Common Stocks (Cost $376,159,922)		$427,148,841

PREFERRED STOCKS - 2.2%

Colombia - 2.2%

Bancolombia SA - Sponsored ADR, 3.09% (Banks)+	224,360	10,300,368
Total Preferred Stocks (Cost $7,961,383)		$10,300,368

PARTICIPATION NOTES - 6.0%

Saudi Arabia - 6.0%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)^†	560,995	13,223,464

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/14/19 (Consumer Services)^†	104,620	1,248,578

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
PARTICIPATION NOTES - 6.0% (continued)

Saudi Arabia - 6.0% (continued)

Jarir Marketing Co., Issued by HSBC BANK PLC, Maturity Date 1/19/21 (Retailing)^†	273,670	$13,222,677

		27,694,719
Total Participation Notes (Cost $22,828,264)		$27,694,719

SHORT TERM INVESTMENTS - 0.8%

Northern Institutional Funds - Treasury Portfolio, 1.72% (Money Market Funds)	3,765,310	3,765,310

Total Short Term Investments (Cost $3,765,310)		$3,765,310

Total Investments — 100.5%
(Cost $410,714,879)		$468,909,238

Liabilities Less Other Assets - (0.5)%		(2,194,979)
Net Assets — 100.0%		$466,714,259

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#

Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.9% of net assets as of July 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets

Banks	34.1%

Capital Goods	0.8

Consumer Durables & Apparel	0.3

Consumer Services	4.3

Diversified Financials	0.2

Energy	7.2

Food & Staples Retailing	1.8

Food Beverage & Tobacco	12.5

Health Care Equipment & Services	1.3

Materials	8.6

Media	0.8

Pharmaceuticals, Biotechnology & Life Sciences	3.3

Real Estate	5.7

Retailing	3.9

Software & Services	2.7

Technology Hardware & Equipment	0.5

Telecommunication Services	7.9

Transportation	3.8

Money Market Fund	0.8
Total Investments	100.5

Liabilities Less Other Assets	(0.5)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Argentina - 0.9%

Banco Macro SA - ADR (Banks)	250	$17,077

Globant SA (Software & Services)*	290	16,078

Grupo Financiero Galicia SA - ADR (Banks)	350	12,471

Telecom Argentina SA - Sponsored ADR (Telecommunication Services)	598	12,002

		57,628

Australia - 1.1%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	180	26,257

DuluxGroup Ltd. (Materials)†	4,340	24,702

SEEK Ltd. (Commercial & Professional Services)†	1,370	21,722

		72,681

Belgium - 0.7%

Anheuser-Busch InBev SA (Food Beverage & Tobacco)†	463	47,042

Brazil - 0.8%

Ambev SA - ADR (Food Beverage & Tobacco)	1,430	7,350

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	1,200	7,606

CCR SA (Transportation)	2,500	7,014

Raia Drogasil SA (Food & Staples Retailing)*	400	7,925

Ultrapar Participacoes SA - Sponsored ADR (Energy)	936	10,277

WEG SA (Capital Goods)	1,900	9,370

		49,542

Canada - 1.9%

Alimentation Couche-Tard Inc. (Food & Staples Retailing)	800	36,936

Canadian National Railway Co. (Transportation)	600	53,490

Cenovus Energy Inc. (Energy)	1,500	15,048

Encana Corp. (Energy)	1,110	14,918

		120,392

China - 5.1%

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	670	8,584

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	55	10,298

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	3,000	15,317

Baidu Inc. - Sponsored ADR (Software & Services)*	40	9,887

	Shares	Value
COMMON STOCKS - 98.0% (continued)

China - 5.1% (continued)

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	984	$44,703

CNOOC Ltd. - Sponsored ADR (Energy)	119	19,992

CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,000	10,504

ENN Energy Holdings Ltd. (Utilities)†	2,000	20,377

Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)*†	1,700	11,062

Haitian International Holdings Ltd. (Capital Goods)†	4,000	9,490

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	2,250	11,475

Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	2,200	8,564

JD.com Inc. - ADR (Retailing)*	270	9,682

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,170	11,858

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,500	10,584

NetEase Inc. - ADR (Software & Services)	27	6,966

New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)	100	8,604

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	12,305

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	15,000	20,611

Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)†	500	8,293

Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	1,800	7,986

Tencent Holdings Ltd. (Software & Services)†	300	13,639

Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	6,000	13,869

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 98.0% (continued)

China - 5.1% (continued)

Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	2,000	$20,328

		324,978

Colombia - 0.6%

Cementos Argos SA - Sponsored ADR (Materials)#†	743	11,824

Ecopetrol SA - Sponsored ADR (Energy)	800	17,096

Grupo Nutresa SA (Food Beverage & Tobacco)	1,370	12,769

		41,689

Czech Republic - 0.2%

Komercni banka AS (Banks)†	350	15,192

Denmark - 1.0%

Chr Hansen Holding A/S (Materials)†	150	15,529

Coloplast A/S, Class B (Health Care Equipment & Services)†	318	34,679

Novozymes A/S, Class B (Materials)†	290	15,250

		65,458

Egypt - 0.4%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	6,189	28,310

France - 1.5%

Air Liquide SA (Materials)†	105	13,437

Dassault Systemes SE (Software & Services)†	130	19,417

Essilor International Cie Generale d’Optique SA (Health Care Equipment & Services)†	320	47,209

Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	117	13,926

		93,989

Germany - 2.8%

adidas AG (Consumer Durables & Apparel)†	60	13,267

Allianz SE, Reg S (Insurance)†	60	13,266

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	100	11,139

Bayerische Motoren Werke AG (Automobiles & Components)†	350	33,848

FUCHS PETROLUB SE (Materials)†	220	11,581

	Shares	Value
COMMON STOCKS - 98.0% (continued)

Germany - 2.8% (continued)

Henkel AG & Co. KGaA (Household & Personal Products)†	90	$9,648

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,190	31,523

Linde AG (Materials)†	110	27,153

SAP SE - Sponsored ADR (Software & Services)	110	12,764

Symrise AG (Materials)†	160	14,456

		178,645

Hong Kong - 1.3%

AIA Group Ltd. (Insurance)†	1,600	14,008

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,000	12,054

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	400	11,841

Sands China Ltd. (Consumer Services)†	6,400	32,928

Techtronic Industries Co., Ltd. (Consumer Durables & Apparel)†	2,500	13,967

		84,798

India - 3.0%

Asian Paints Ltd. (Materials)†	460	9,758

Bharti Infratel Ltd. (Telecommunication Services)†	4,020	16,772

Dabur India Ltd. (Household & Personal Products)†	1,710	10,517

Emami Ltd. (Household & Personal Products)†	900	7,764

Godrej Consumer Products Ltd. (Household & Personal Products)†	600	11,522

Housing Development Finance Corp., Ltd. (Banks)†	390	11,347

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,034	9,130

Infosys Ltd. - Sponsored ADR (Software & Services)	3,310	66,796

ITC Ltd. (Food Beverage & Tobacco)†	2,090	9,087

Kotak Mahindra Bank Ltd. (Banks)†	590	11,239

Max Financial Services Ltd. (Insurance)*†	1,630	11,828

Pidilite Industries Ltd. (Materials)†	1,120	18,368

		194,128

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 98.0% (continued)

Indonesia - 1.5%

Astra International Tbk PT (Automobiles & Components)†	69,100	$34,338

Bank Central Asia Tbk PT (Banks)†	28,000	45,192

Unilever Indonesia Tbk PT (Household & Personal Products)†	5,500	16,531

		96,061

Israel - 0.8%

Check Point Software Technologies Ltd. (Software & Services)*	450	50,702

Italy - 0.9%

FinecoBank Banca Fineco SpA (Banks)†	2,542	29,855

Tenaris SA - ADR (Energy)	720	26,453

		56,308

Japan - 9.5%

ABC-Mart Inc. (Retailing)†	700	37,909

Asics Corp. (Consumer Durables & Apparel)†	1,000	16,270

Dentsu Inc. (Media)†	500	21,007

FANUC Corp. (Capital Goods)†	200	39,353

Hakuhodo DY Holdings Inc. (Media)†	3,100	47,666

Hoshizaki Corp. (Capital Goods)†	200	20,169

Kakaku.com Inc. (Software & Services)†	600	12,650

Kao Corp. (Household & Personal Products)†	740	54,008

Komatsu Ltd. (Capital Goods)†	900	26,431

Kubota Corp. (Capital Goods)†	1,600	26,841

M3 Inc. (Health Care Equipment & Services)†	400	15,206

Makita Corp. (Capital Goods)†	1,200	53,977

MISUMI Group Inc. (Capital Goods)†	400	10,199

NGK Insulators Ltd. (Capital Goods)†	700	12,290

Nomura Research Institute Ltd. (Software & Services)†	330	15,858

Park24 Co., Ltd. (Commercial & Professional Services)†	1,000	28,134

Rinnai Corp. (Consumer Durables & Apparel)†	540	46,714

Shiseido Co., Ltd. (Household & Personal Products)†	200	14,721

SMC Corp. (Capital Goods)†	40	13,474

Stanley Electric Co., Ltd. (Automobiles & Components)†	500	17,546

Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	500	26,847

	Shares	Value
COMMON STOCKS - 98.0% (continued)

Japan - 9.5% (continued)

Sysmex Corp. (Health Care Equipment & Services)†	200	$18,957

Unicharm Corp. (Household & Personal Products)†	1,000	30,493

		606,720

Mexico - 1.1%

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR (Banks)	1,000	8,360

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	110	6,874

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	90	8,833

Grupo Bimbo SAB de CV, Series A (Food Beverage & Tobacco)	4,200	8,937

Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,400	9,762

Grupo Televisa SAB - Sponsored ADR (Media)	710	14,115

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	3,700	10,805

		67,686

Netherlands - 0.3%

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	19,260

Pakistan - 0.9%

Engro Corp., Ltd. (Materials)†	3,800	10,376

Lucky Cement Ltd. (Materials)†	2,750	12,248

MCB Bank Ltd. (Banks)†	5,700	9,533

Oil & Gas Development Co., Ltd. (Energy)†	7,400	9,028

Pakistan Petroleum Ltd. (Energy)†	5,500	9,473

United Bank Ltd. (Banks)†	6,800	9,638

		60,296

Panama - 0.3%

Copa Holdings SA, Class A (Transportation)	198	19,273

Peru - 0.7%

Alicorp SAA (Food Beverage & Tobacco)	9,290	33,336

Credicorp Ltd. (Banks)	50	11,438

		44,774

Philippines - 1.3%

BDO Unibank Inc. (Banks)†	3,320	8,246

International Container Terminal Services Inc. (Transportation)†	16,230	27,183

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 98.0% (continued)

Philippines - 1.3% (continued)

Jollibee Foods Corp. (Consumer Services)†	1,710	$8,690

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	16,906

Security Bank Corp. (Banks)†	3,360	12,859

SM Prime Holdings Inc. (Real Estate)†	12,800	9,108

		82,992

Qatar - 0.4%

Qatar Electricity & Water Co. QSC (Utilities)†	260	13,573

Qatar National Bank QPSC (Banks)†	290	13,949

		27,522

Russia - 0.7%

LUKOIL PJSC - Sponsored ADR (Energy)	130	9,295

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	3,590	5,926

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	50	7,961

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	620	8,744

Yandex NV, Class A (Software & Services)*	274	9,853

		41,779

Singapore - 1.1%

DBS Group Holdings Ltd. (Banks)†	2,400	47,139

Oversea-Chinese Banking Corp. Ltd. (Banks)†	2,635	22,439

		69,578

South Africa - 0.6%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	360	7,002

Discovery Ltd. (Insurance)†	850	10,987

Standard Bank Group Ltd. (Banks)†	640	9,906

Tiger Brands Ltd. (Food Beverage & Tobacco)†	290	7,708

		35,603

South Korea - 0.8%

Amorepacific Corp. (Household & Personal Products)†	40	9,572

Coway Co., Ltd. (Consumer Durables & Apparel)†	90	7,559

Hankook Tire Co., Ltd. (Automobiles & Components)†	447	17,791

	Shares	Value
COMMON STOCKS - 98.0% (continued)

South Korea - 0.8% (continued)

LG Household & Health Care Ltd. (Household & Personal Products)†	9	$9,742

NAVER Corp. (Software & Services)†	10	6,402

		51,066

Spain - 1.0%

Banco Bilbao Vizcaya

Argentaria SA (Banks)†	1,436	10,531

Banco Santander SA (Banks)†	1,840	10,289

Bankinter SA (Banks)†	4,810	46,442

		67,262

Sweden - 2.6%

Alfa Laval AB (Capital Goods)†	520	14,281

Assa Abloy AB, Class B (Capital Goods)†	1,220	24,182

Atlas Copco AB, Class A (Capital Goods)†	544	15,615

Elekta AB, Class B (Health Care Equipment & Services)†	1,200	16,846

Hexagon AB, Class B (Technology Hardware & Equipment)†	270	16,457

Intrum AB (Commercial & Professional Services)†	823	22,130

Skandinaviska Enskilda Banken AB, Class A (Banks)†	5,250	56,128

		165,639

Switzerland - 3.3%

Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	140	12,298

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	60	18,489

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	540	44,015

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	540	45,306

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	225	55,217

SGS SA, Reg S (Commercial & Professional Services)†	8	20,889

Temenos AG, Reg S (Software & Services)*†	98	15,779

		211,993

Taiwan - 1.4%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	4,000	26,489

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 98.0% (continued)

Taiwan - 1.4% (continued)

Airtac International Group (Capital Goods)†	1,044	$11,413

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	714	8,227

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	70	11,773

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	31,937

		89,839

Thailand - 0.1%

Siam Commercial Bank pcl, Reg S (Banks)†	1,800	7,574

Turkey - 0.1%

BIM Birlesik Magazalar AS (Food & Staples Retailing)†	480	6,912

United Arab Emirates - 0.5%

DP World Ltd. (Transportation)†	720	16,666

Emaar Properties PJSC (Real Estate)†	9,900	14,243

		30,909

United Kingdom - 5.8%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	970	18,818

Bank of Georgia Group plc (Banks)†	320	7,670

BBA Aviation plc (Transportation)†	2,830	12,987

Diageo plc (Food Beverage & Tobacco)†	1,040	38,219

Diploma plc (Capital Goods)†	1,500	25,948

HSBC Holdings plc - Sponsored ADR (Banks)	920	44,546

Jardine Lloyd Thompson Group plc (Insurance)†	1,462	27,052

Rathbone Brothers plc (Diversified Financials)†	363	11,695

Reckitt Benckiser Group plc (Household & Personal Products)†	567	50,546

Rightmove plc (Software & Services)†	200	12,782

Rotork plc (Capital Goods)†	3,050	14,402

Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	172	12,219

Spirax-Sarco Engineering plc (Capital Goods)†	634	57,763

St. James’s Place plc (Diversified Financials)†	750	11,852

Standard Chartered plc (Banks)†	1,190	10,730

	Shares	Value
COMMON STOCKS - 98.0% (continued)

United Kingdom - 5.8% (continued)

Unilever plc (Household & Personal Products)†	220	$12,572

		369,801

United States - 41.0%

Abbott Laboratories (Health Care Equipment & Services)	220	14,419

Accenture plc, Class A (Software & Services)	380	60,545

Adobe Systems Inc. (Software & Services)*	90	22,021

Air Products & Chemicals Inc. (Materials)	320	52,534

Allegion plc (Capital Goods)	450	36,693

Alphabet Inc., Class A (Software & Services)*	45	55,225

Amazon.com Inc. (Retailing)*	20	35,549

AmerisourceBergen Corp. (Health Care Equipment & Services)	130	10,638

AMETEK Inc. (Capital Goods)	820	63,796

Amphenol Corp., Class A (Technology Hardware & Equipment)	700	65,457

Apple Inc. (Technology Hardware & Equipment)	350	66,601

Automatic Data Processing Inc. (Software & Services)	540	72,895

Booking Holdings Inc. (Retailing)*	7	14,201

BorgWarner Inc. (Automobiles & Components)	235	10,815

Church & Dwight Co., Inc. (Household & Personal Products)	1,080	60,372

Cisco Systems Inc. (Technology Hardware & Equipment)	845	35,735

Cognizant Technology Solutions Corp., Class A (Software & Services)	170	13,855

Colgate-Palmolive Co. (Household & Personal Products)	710	47,577

Costco Wholesale Corp. (Food & Staples Retailing)	355	77,642

Danaher Corp. (Health Care Equipment & Services)	135	13,848

Deere & Co. (Capital Goods)	200	28,958

eBay Inc. (Software & Services)*	1,070	35,791

Ecolab Inc. (Materials)	400	56,280

Emerson Electric Co. (Capital Goods)	185	13,372

EnerSys (Capital Goods)	200	16,414

EPAM Systems Inc. (Software & Services)*	150	19,532

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 98.0% (continued)

United States - 41.0% (continued)

Facebook Inc., Class A (Software & Services)*	270	$46,597

First Republic Bank (Banks)	660	65,248

Fiserv Inc. (Software & Services)*	900	67,932

Flowserve Corp. (Capital Goods)	530	23,495

Gartner Inc. (Software & Services)*	450	60,943

Guidewire Software Inc. (Software & Services)*	152	13,102

Healthcare Services Group Inc. (Commercial & Professional Services)	220	8,857

HEICO Corp. (Capital Goods)	212	16,190

Helmerich & Payne Inc. (Energy)	180	11,043

IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	17,145

Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	19,462

IPG Photonics Corp. (Technology Hardware & Equipment)*	100	16,404

IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	580	70,725

JPMorgan Chase & Co. (Banks)	295	33,910

Kansas City Southern (Transportation)	116	13,487

Lazard Ltd., Class A (Diversified Financials)	240	13,032

Lululemon Athletica Inc. (Consumer Durables & Apparel)*	290	34,785

Mastercard Inc., Class A (Software & Services)	290	57,420

McDonald’s Corp. (Consumer Services)	390	61,441

Mettler-Toledo International Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	30	17,775

Microsoft Corp. (Software & Services)	400	42,432

NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	60	14,692

PayPal Holdings Inc. (Software & Services)*	240	19,714

Procter & Gamble Co. (Household & Personal Products)	560	45,293

Prudential Financial Inc. (Insurance)	460	46,419

	Shares	Value
COMMON STOCKS - 98.0% (continued)

United States - 41.0% (continued)

Red Hat Inc. (Software & Services)*	120	$16,948

Regeneron Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	82	30,177

Reinsurance Group of America Inc. (Insurance)	380	53,770

Rockwell Automation Inc. (Capital Goods)	170	31,885

Rollins Inc. (Commercial & Professional Services)	400	21,976

Roper Technologies Inc. (Capital Goods)	115	34,718

salesforce.com Inc. (Software & Services)*	130	17,830

Schlumberger Ltd. (Energy)	280	18,906

Sensata Technologies Holding plc (Capital Goods)*	240	13,049

Signature Bank (Banks)	320	35,107

T Rowe Price Group Inc. (Diversified Financials)	109	12,980

Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	110	12,245

Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	60	14,072

TJX Cos Inc. (Retailing)	771	74,987

Tractor Supply Co. (Retailing)	930	72,577

UnitedHealth Group Inc. (Health Care Equipment & Services)	230	58,241

Verisk Analytics Inc. (Commercial & Professional Services)*	350	38,717

Visa Inc., Class A (Software & Services)	260	35,552

WABCO Holdings Inc. (Capital Goods)*	140	17,595

Walgreens Boots Alliance Inc. (Food & Staples Retailing)	550	37,191

Walt Disney Co. (Media)	460	52,238

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	200	39,454

Workday Inc., Class A (Software & Services)*	140	17,363

Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	380	32,862

		2,628,748
Total Common Stocks (Cost $5,246,394)		$6,282,769

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
PREFERRED STOCKS - 0.7%

Brazil - 0.3%

Banco Bradesco SA - ADR (Banks)*	1,052	$8,500

Itau Unibanco Holding SA - Sponsored ADR, 0.38% (Banks)+	730	8,753

		17,253

Colombia - 0.1%

Bancolombia SA - Sponsored ADR, 3.09% (Banks)+	187	8,585

South Korea - 0.1%

Samsung Electronics Co., Ltd. - GDR, Reg S, 3.89% (Technology Hardware & Equipment)+†	9	7,685

Spain - 0.2%

Grifols SA - ADR, 2.34% (Pharmaceuticals, Biotechnology & Life Sciences)+	660	13,714
Total Preferred Stocks (Cost $41,708)		$47,237

SHORT TERM INVESTMENTS - 1.8%

Northern Institutional Funds - Treasury Portfolio, 1.72% (Money Market Funds)	115,587	115,587
Total Short Term Investments (Cost $115,587)		$115,587

Total Investments — 100.5%
(Cost $5,403,689)		$6,445,593

Liabilities Less Other Assets - (0.5)%		(33,631)
Net Assets — 100.0%		$6,411,962

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
#

Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets

Automobiles & Components	1.8%

Banks	11.0

Capital Goods	10.6

Commercial & Professional Services	2.5

Consumer Durables & Apparel	3.3

Consumer Services	1.7

Diversified Financials	1.2

Energy	2.8

Food & Staples Retailing	3.5

Food Beverage & Tobacco	3.8

Health Care Equipment & Services	3.9

Household & Personal Products	6.1

Insurance	2.8

Materials	4.6

Media	2.1

Pharmaceuticals, Biotechnology & Life Sciences	7.8

Real Estate	0.4

Retailing	3.8

Semiconductors & Semiconductor Equipment	1.9

Software & Services	14.9

Technology Hardware & Equipment	4.3

Telecommunication Services	1.1

Transportation	2.3

Utilities	0.5

Money Market Fund	1.8
Total Investments	100.5

Liabilities Less Other Assets	(0.5)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 96.3%

Argentina - 1.4%

Banco Macro SA - ADR (Banks)	350	$23,909

Globant SA (Software & Services)*	1,246	69,078

Grupo Financiero Galicia SA - ADR (Banks)	787	28,041

Telecom Argentina SA - Sponsored ADR (Telecommunication Services)	2,290	45,960

		166,988

Australia - 1.8%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	567	82,710

DuluxGroup Ltd. (Materials)†	9,240	52,591

SEEK Ltd. (Commercial & Professional Services)†	4,580	72,618

		207,919

Belgium - 0.7%

Anheuser-Busch InBev SA (Food Beverage & Tobacco)†	829	84,228

Brazil - 1.4%

Ambev SA - ADR (Food Beverage & Tobacco)	4,310	22,153

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	3,900	24,720

CCR SA (Transportation)	7,700	21,603

Raia Drogasil SA (Food & Staples Retailing)*	1,800	35,661

Ultrapar Participacoes SA - Sponsored ADR (Energy)	2,965	32,556

WEG SA (Capital Goods)	6,100	30,083

		166,776

Canada - 2.7%

Alimentation Couche-Tard Inc. (Food & Staples Retailing)	2,100	96,956

Canadian National Railway Co. (Transportation)	1,371	122,225

Cenovus Energy Inc. (Energy)	3,000	30,096

Encana Corp. (Energy)	4,560	61,286

		310,563

China - 6.7%

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	2,000	25,624

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	160	29,957

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	7,600	38,802

Baidu Inc. - Sponsored ADR (Software & Services)*	115	28,426

	Shares	Value
COMMON STOCKS - 96.3% (continued)

China - 6.7% (continued)

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	670	$30,438

CNOOC Ltd. - Sponsored ADR (Energy)	220	36,960

CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	14,000	36,765

ENN Energy Holdings Ltd. (Utilities)†	4,000	40,753

Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)*†	4,900	31,883

Haitian International Holdings Ltd. (Capital Goods)†	12,400	29,419

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	6,900	35,191

Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	6,800	26,470

JD.com Inc. - ADR (Retailing)*	830	29,764

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,704	27,473

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,700	33,165

NetEase Inc. - ADR (Software & Services)	129	33,282

New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)	310	26,672

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,770	46,390

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	21,000	28,855

Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)†	2,000	33,174

Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	5,300	23,514

Tencent Holdings Ltd. (Software & Services)†	500	22,732

Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	21,150	48,886

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.3% (continued)

China - 6.7% (continued)

Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	3,250	$33,033

		777,628

Colombia - 0.8%

Cementos Argos SA - Sponsored ADR (Materials)#†	1,390	22,121

Ecopetrol SA - Sponsored ADR (Energy)	2,280	48,723

Grupo Nutresa SA (Food Beverage & Tobacco)	2,920	27,215

		98,059

Czech Republic - 0.2%

Komercni banka AS (Banks)†	660	28,649

Denmark - 1.9%

Chr Hansen Holding A/S (Materials)†	820	84,890

Coloplast A/S, Class B (Health Care Equipment & Services)†	687	74,920

Novozymes A/S, Class B (Materials)†	1,250	65,734

		225,544

Egypt - 0.2%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	5,810	26,577

France - 3.2%

Air Liquide SA (Materials)†	725	92,779

Dassault Systemes SE (Software & Services)†	530	79,162

Essilor International Cie Generale d’Optique SA (Health Care Equipment & Services)†	780	115,071

Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	663	78,915

		365,927

Germany - 7.5%

adidas AG (Consumer Durables & Apparel)†	320	70,758

Allianz SE, Reg S (Insurance)†	561	124,037

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	840	93,565

Bayerische Motoren Werke AG (Automobiles & Components)†	1,114	107,732

FUCHS PETROLUB SE (Materials)†	510	26,847

	Shares	Value
COMMON STOCKS - 96.3% (continued)

Germany - 7.5% (continued)

Henkel AG & Co. KGaA (Household & Personal Products)†	810	$86,832

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,150	30,464

Linde AG (Materials)†	467	115,278

SAP SE - Sponsored ADR (Software & Services)	1,000	116,040

Symrise AG (Materials)†	1,113	100,558

		872,111

Hong Kong - 3.0%

AIA Group Ltd. (Insurance)†	13,200	115,564

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	6,400	77,144

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	2,000	59,207

Sands China Ltd. (Consumer Services)†	5,200	26,754

Techtronic Industries Co., Ltd. (Consumer Durables & Apparel)†	13,000	72,628

		351,297

India - 3.9%

Asian Paints Ltd. (Materials)†	1,380	29,273

Bharti Infratel Ltd. (Telecommunication Services)†	13,880	57,908

Dabur India Ltd. (Household & Personal Products)†	5,390	33,150

Emami Ltd. (Household & Personal Products)†	2,840	24,498

Godrej Consumer Products Ltd. (Household & Personal Products)†	1,800	34,567

Housing Development Finance Corp., Ltd. (Banks)†	1,080	31,423

ICICI Bank Ltd. - Sponsored ADR (Banks)	2,849	25,157

Infosys Ltd. - Sponsored ADR (Software & Services)	3,240	65,383

ITC Ltd. (Food Beverage & Tobacco)†	6,040	26,260

Kotak Mahindra Bank Ltd. (Banks)†	1,770	33,718

Max Financial Services Ltd. (Insurance)*†	7,870	57,110

Pidilite Industries Ltd. (Materials)†	2,100	34,440

		452,887

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.3% (continued)

Indonesia - 1.2%

Astra International Tbk PT (Automobiles & Components)†	79,500	$39,506

Bank Central Asia Tbk PT (Banks)†	21,000	33,894

Unilever Indonesia Tbk PT (Household & Personal Products)†	21,100	63,419

		136,819

Israel - 0.9%

Check Point Software Technologies Ltd. (Software & Services)*	900	101,403

Italy - 1.3%

FinecoBank Banca Fineco SpA (Banks)†	7,295	85,676

Tenaris SA - ADR (Energy)	1,620	59,519

		145,195

Japan - 16.9%

ABC-Mart Inc. (Retailing)†	1,840	99,646

Asics Corp. (Consumer Durables & Apparel)†	3,100	50,436

Dentsu Inc. (Media)†	1,820	76,464

FANUC Corp. (Capital Goods)†	300	59,029

Hakuhodo DY Holdings Inc. (Media)†	7,890	121,318

Hoshizaki Corp. (Capital Goods)†	1,300	131,098

Kakaku.com Inc. (Software & Services)†	3,500	73,793

Kao Corp. (Household & Personal Products)†	1,325	96,704

Komatsu Ltd. (Capital Goods)†	3,040	89,277

Kubota Corp. (Capital Goods)†	6,300	105,685

M3 Inc. (Health Care Equipment & Services)†	900	34,214

Makita Corp. (Capital Goods)†	2,600	116,951

MISUMI Group Inc. (Capital Goods)†	2,000	50,993

MonotaRO Co., Ltd. (Capital Goods)†	700	35,199

NGK Insulators Ltd. (Capital Goods)†	4,150	72,864

Nomura Research Institute Ltd. (Software & Services)†	2,202	105,814

Park24 Co., Ltd. (Commercial & Professional Services)†	2,300	64,707

Rinnai Corp. (Consumer Durables & Apparel)†	1,200	103,810

Shiseido Co., Ltd. (Household & Personal Products)†	1,500	110,408

SMC Corp. (Capital Goods)†	160	53,897

Stanley Electric Co., Ltd. (Automobiles & Components)†	2,715	95,277

	Shares	Value
COMMON STOCKS - 96.3% (continued)

Japan - 16.9% (continued)

Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	855	$45,908

Sysmex Corp. (Health Care Equipment & Services)†	500	47,393

Unicharm Corp. (Household & Personal Products)†	3,700	112,824

		1,953,709

Mexico - 2.0%

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR (Banks)	2,830	23,659

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	502	31,370

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	280	27,479

Grupo Bimbo SAB de CV, Series A (Food Beverage & Tobacco)	13,500	28,727

Grupo Financiero Banorte SAB de CV, Series O (Banks)	5,800	40,443

Grupo Televisa SAB - Sponsored ADR (Media)	1,670	33,200

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	14,400	42,054

		226,932

Netherlands - 0.8%

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	450	96,300

Pakistan - 1.2%

Engro Corp., Ltd. (Materials)†	8,100	22,117

Lucky Cement Ltd. (Materials)†	5,900	26,277

MCB Bank Ltd. (Banks)†	12,600	21,073

Oil & Gas Development Co., Ltd. (Energy)†	17,700	21,595

Pakistan Petroleum Ltd. (Energy)†	15,500	26,698

United Bank Ltd. (Banks)†	12,200	17,291

		135,051

Panama - 0.3%

Copa Holdings SA, Class A (Transportation)	394	38,352

Peru - 0.7%

Alicorp SAA (Food Beverage & Tobacco)	10,540	37,821

Credicorp Ltd. (Banks)	180	41,179

		79,000

Philippines - 2.3%

BDO Unibank Inc. (Banks)†	10,450	25,955

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.3% (continued)

Philippines - 2.3% (continued)

International Container Terminal Services Inc. (Transportation)†	37,200	$62,305

Jollibee Foods Corp. (Consumer Services)†	5,870	29,831

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	37,480	60,290

Security Bank Corp. (Banks)†	15,220	58,245

SM Prime Holdings Inc. (Real Estate)†	38,900	27,680

		264,306

Qatar - 0.8%

Qatar Electricity & Water Co. QSC (Utilities)†	820	42,806

Qatar National Bank QPSC (Banks)†	920	44,253

		87,059

Russia - 1.4%

LUKOIL PJSC - Sponsored ADR (Energy)	530	37,895

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	14,560	24,034

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	220	35,026

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	2,020	28,489

Yandex NV, Class A (Software & Services)*	882	31,717

		157,161

Singapore - 1.9%

DBS Group Holdings Ltd. (Banks)†	5,470	107,438

Oversea-Chinese Banking Corp. Ltd. (Banks)†	13,100	111,556

		218,994

South Africa - 0.9%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,040	20,227

Discovery Ltd. (Insurance)†	2,580	33,349

Standard Bank Group Ltd. (Banks)†	1,550	23,993

Tiger Brands Ltd. (Food Beverage & Tobacco)†	923	24,532

		102,101

South Korea - 1.8%

Amorepacific Corp. (Household & Personal Products)†	140	33,502

Coway Co., Ltd. (Consumer Durables & Apparel)†	670	56,273

	Shares	Value
COMMON STOCKS - 96.3% (continued)

South Korea - 1.8% (continued)

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,716	$68,298

LG Household & Health Care Ltd. (Household & Personal Products)†	28	30,309

NAVER Corp. (Software & Services)†	38	24,328

		212,710

Spain - 2.0%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	6,144	45,057

Banco Santander SA (Banks)†	13,640	76,276

Bankinter SA (Banks)†	11,130	107,462

		228,795

Sweden - 4.5%

Alfa Laval AB (Capital Goods)†	1,110	30,485

Assa Abloy AB, Class B (Capital Goods)†	5,505	109,115

Atlas Copco AB, Class A (Capital Goods)†	2,690	77,213

Elekta AB, Class B (Health Care Equipment & Services)†	4,400	61,769

Hexagon AB, Class B (Technology Hardware & Equipment)†	1,450	88,383

Intrum AB (Commercial & Professional Services)†	2,520	67,762

Skandinaviska Enskilda Banken AB, Class A (Banks)†	7,530	80,503

		515,230

Switzerland - 6.0%

Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	1,358	119,292

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	110	33,896

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	1,132	92,269

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,210	101,519

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	545	133,747

SGS SA, Reg S (Commercial & Professional Services)†	45	117,503

Temenos AG, Reg S (Software & Services)*†	570	91,773

		689,999

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.3% (continued)

Taiwan - 1.4%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	6,000	$39,733

Airtac International Group (Capital Goods)†	3,000	32,796

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,040	23,507

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	220	37,001

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	31,937

		164,974

Thailand - 0.6%

Siam Commercial Bank pcl, Reg S (Banks)†	15,400	64,803

Turkey - 0.2%

BIM Birlesik Magazalar AS (Food & Staples Retailing)†	1,530	22,032

United Arab Emirates - 0.9%

Agthia Group PJSC (Food Beverage & Tobacco)†	10,250	13,458

DP World Ltd. (Transportation)†	1,070	24,768

Emaar Properties PJSC (Real Estate)†	45,410	65,331

		103,557

United Kingdom - 10.9%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	4,562	88,501

Bank of Georgia Group plc (Banks)†	1,330	31,877

BBA Aviation plc (Transportation)†	25,050	114,956

Diageo plc (Food Beverage & Tobacco)†	3,623	133,142

Diploma plc (Capital Goods)†	3,570	61,756

HSBC Holdings plc - Sponsored ADR (Banks)	2,120	102,650

Jardine Lloyd Thompson Group plc (Insurance)†	3,294	60,951

Rathbone Brothers plc (Diversified Financials)†	1,747	56,283

Reckitt Benckiser Group plc (Household & Personal Products)†	1,160	103,409

Rightmove plc (Software & Services)†	1,090	69,662

Rotork plc (Capital Goods)†	15,621	73,761

Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	385	27,350

Spirax-Sarco Engineering plc (Capital Goods)†	796	72,523

	Shares	Value
COMMON STOCKS - 96.3% (continued)

United Kingdom - 10.9% (continued)

St. James’s Place plc (Diversified Financials)†	7,306	$115,458

Standard Chartered plc (Banks)†	6,710	60,504

Unilever plc (Household & Personal Products)†	1,460	83,430

		1,256,213
Total Common Stocks (Cost $9,552,857)		$11,135,848

PREFERRED STOCKS - 1.9%

Brazil - 0.4%

Banco Bradesco SA - ADR (Banks)*	2,695	21,776

Itau Unibanco Holding SA - Sponsored ADR, 0.38% (Banks)+	1,940	23,260

		45,036

Colombia - 0.4%

Bancolombia SA - Sponsored ADR, 3.09% (Banks)+	910	41,778

South Korea - 0.2%

Samsung Electronics Co., Ltd. - GDR, Reg S, 3.89% (Technology Hardware & Equipment)+†	30	25,616

Spain - 0.9%

Grifols SA - ADR, 2.34% (Pharmaceuticals, Biotechnology & Life Sciences)+	5,333	110,820
Total Preferred Stocks (Cost $186,656)		$223,250

SHORT TERM INVESTMENTS - 2.1%

Northern Institutional Funds - Treasury Portfolio, 1.72% (Money Market Funds)	237,621	237,621

Total Short Term Investments (Cost $237,621)		$237,621

Total Investments — 100.3%
(Cost $9,977,134)		$11,596,719

Liabilities Less Other Assets - (0.3)%		(34,049)
Net Assets — 100.0%		$11,562,670

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
#

Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets

Automobiles & Components	2.7%

Banks	13.1

Capital Goods	10.7

Commercial & Professional Services	2.8

Consumer Durables & Apparel	5.8

Consumer Services	0.7

Diversified Financials	2.4

Energy	3.6

Food & Staples Retailing	2.6

Food Beverage & Tobacco	5.4

Health Care Equipment & Services	2.9

Household & Personal Products	7.0

Insurance	3.4

Materials	5.8

Media	2.0

Pharmaceuticals, Biotechnology & Life Sciences	7.5

Real Estate	0.8

Retailing	1.1

Semiconductors & Semiconductor Equipment	2.0

Software & Services	8.2

Technology Hardware & Equipment	2.5

Telecommunication Services	1.2

Transportation	3.3

Utilities	0.7

Money Market Fund	2.1
Total Investments	100.3

Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 92.1%

Argentina - 1.5%

Banco Macro SA - ADR (Banks)	566	$38,663

Cablevision Holding SA - Sponsored GDR (Media)#*†	653	8,218

Grupo Financiero Galicia SA - ADR (Banks)	981	34,953

Telecom Argentina SA - Sponsored ADR (Telecommunication Services)	1,090	21,876

		103,710

Bangladesh - 0.2%

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,246	13,582

Brazil - 7.7%

Ambev SA - ADR (Food Beverage & Tobacco)	20,920	107,529

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	9,200	58,313

CCR SA (Transportation)	27,300	76,591

Raia Drogasil SA (Food & Staples Retailing)*	6,900	136,702

Ultrapar Participacoes SA - Sponsored ADR (Energy)	5,710	62,696

WEG SA (Capital Goods)	22,700	111,949

		553,780

China - 23.3%

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	4,500	57,654

Alibaba Group Holding Ltd. - Sponsored ADR (Software & Services)*	420	78,637

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	18,000	91,900

Baidu Inc. - Sponsored ADR (Software & Services)*	150	37,077

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	2,930	133,110

CNOOC Ltd. - Sponsored ADR (Energy)	381	64,008

CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,000	63,025

ENN Energy Holdings Ltd. (Utilities)†	9,000	91,695

Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)*†	6,100	39,691

Haitian International Holdings Ltd. (Capital Goods)†	15,000	35,587

	Shares	Value
COMMON STOCKS - 92.1% (continued)

China - 23.3% (continued)

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	8,650	$44,116

Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	17,400	67,733

JD.com Inc. - ADR (Retailing)*	1,585	56,838

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,224	32,675

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	10,800	76,208

NetEase Inc. - ADR (Software & Services)	419	108,102

New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)	435	37,427

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	10,000	123,051

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	55,500	76,261

Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)†	5,600	92,886

Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	6,200	27,507

Tencent Holdings Ltd. (Software & Services)†	1,300	59,103

Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	40,000	92,457

Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	8,000	81,313

		1,668,061

Colombia - 0.9%

Cementos Argos SA - Sponsored ADR (Materials)#†	1,080	17,187

Ecopetrol SA - Sponsored ADR (Energy)	1,683	35,966

Grupo Nutresa SA (Food Beverage & Tobacco)	1,530	14,260

		67,413

Czech Republic - 0.3%

Komercni banka AS (Banks)†	430	18,665

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.1% (continued)

Egypt - 0.7%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	10,800	$49,402

India - 11.4%

Asian Paints Ltd. (Materials)†	2,810	59,607

Bharti Infratel Ltd. (Telecommunication Services)†	24,259	101,210

Dabur India Ltd. (Household & Personal Products)†	10,830	66,607

Emami Ltd. (Household & Personal Products)†	1,660	14,320

Godrej Consumer Products Ltd. (Household & Personal Products)†	4,230	81,233

Housing Development Finance Corp., Ltd. (Banks)†	5,100	148,383

ICICI Bank Ltd. - Sponsored ADR (Banks)	4,606	40,671

Infosys Ltd. - Sponsored ADR (Software & Services)	3,449	69,601

ITC Ltd. (Food Beverage & Tobacco)†	14,150	61,519

Kotak Mahindra Bank Ltd. (Banks)†	4,150	79,056

Max Financial Services Ltd. (Insurance)*†	3,880	28,156

Pidilite Industries Ltd. (Materials)†	4,150	68,060

		818,423

Indonesia - 4.9%

Astra International Tbk PT (Automobiles & Components)†	331,000	164,483

Bank Central Asia Tbk PT (Banks)†	88,000	142,033

Unilever Indonesia Tbk PT (Household & Personal Products)†	15,300	45,986

		352,502

Kazakhstan - 0.3%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,610	18,764

Kenya - 0.2%

Safaricom plc (Telecommunication Services)†	62,300	17,366

Kuwait - 1.2%

Kuwait Projects Co. Holding KSCP (Diversified Financials)†	19,194	15,092

Mabanee Co. SAK (Real Estate)†	8,345	18,270

	Shares	Value
COMMON STOCKS - 92.1% (continued)

Kuwait - 1.2% (continued)

National Bank of Kuwait SAKP (Banks)†	19,546	$52,302

		85,664

Mexico - 7.3%

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR (Banks)	4,150	34,694

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	908	56,741

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,105	108,445

Grupo Bimbo SAB de CV, Series A (Food Beverage & Tobacco)	24,900	52,985

Grupo Financiero Banorte SAB de CV, Series O (Banks)	11,500	80,189

Grupo Televisa SAB - Sponsored ADR (Media)	3,790	75,345

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	40,300	117,693

		526,092

Morocco - 0.4%

Attijariwafa Bank (Banks)†	320	16,098

Maroc Telecom (Telecommunication Services)†	900	13,567

		29,665

Nigeria - 0.7%

Dangote Cement plc (Materials)†	28,327	18,305

Nigerian Breweries plc (Food Beverage & Tobacco)†	44,900	13,020

Zenith Bank plc (Banks)†	260,470	16,546

		47,871

Pakistan - 1.3%

Engro Corp., Ltd. (Materials)†	4,900	13,380

Lucky Cement Ltd. (Materials)†	4,400	19,596

MCB Bank Ltd. (Banks)†	8,900	14,885

Oil & Gas Development Co., Ltd. (Energy)†	11,200	13,664

Pakistan Petroleum Ltd. (Energy)†	11,000	18,947

United Bank Ltd. (Banks)†	9,900	14,031

		94,503

Panama - 0.6%

Copa Holdings SA, Class A (Transportation)	439	42,732

Peru - 1.4%

Alicorp SAA (Food Beverage & Tobacco)	6,050	21,710

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.1% (continued)

Peru - 1.4% (continued)

Credicorp Ltd. (Banks)	350	$80,069

		101,779

Philippines - 2.7%

BDO Unibank Inc. (Banks)†	12,990	32,264

International Container Terminal Services Inc. (Transportation)†	12,000	20,098

Jollibee Foods Corp. (Consumer Services)†	9,090	46,195

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	18,300	29,437

Security Bank Corp. (Banks)†	3,720	14,236

SM Prime Holdings Inc. (Real Estate)†	72,700	51,731

		193,961

Qatar - 1.1%

Qatar Electricity & Water Co. QSC (Utilities)†	420	21,925

Qatar National Bank QPSC (Banks)†	1,150	55,317

		77,242

Romania - 0.5%

Banca Transilvania SA (Banks)†	26,660	16,895

Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	2,060	15,918

		32,813

Russia - 5.5%

LUKOIL PJSC - Sponsored ADR (Energy)	1,650	117,975

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	28,840	47,606

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	745	118,609

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	4,750	66,992

Yandex NV, Class A (Software & Services)*	1,136	40,851

		392,033

Senegal - 0.2%

Sonatel SA (Telecommunication Services)	360	13,798

South Africa - 4.1%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,150	61,264

Discovery Ltd. (Insurance)†	7,600	98,238

Standard Bank Group Ltd. (Banks)†	6,870	106,341

	Shares	Value
COMMON STOCKS - 92.1% (continued)

South Africa - 4.1% (continued)

Tiger Brands Ltd. (Food Beverage & Tobacco)†	1,147	$30,486

		296,329

South Korea - 4.2%

Amorepacific Corp. (Household & Personal Products)†	230	55,040

Coway Co., Ltd. (Consumer Durables & Apparel)†	650	54,594

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,610	64,079

LG Household & Health Care Ltd. (Household & Personal Products)†	70	75,772

NAVER Corp. (Software & Services)†	80	51,216

		300,701

Taiwan - 4.7%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	8,000	52,978

Airtac International Group (Capital Goods)†	4,178	45,674

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,080	47,015

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	290	48,774

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	18,000	143,715

		338,156

Thailand - 0.9%

Siam Commercial Bank pcl, Reg S (Banks)†	16,100	67,749

Turkey - 0.5%

BIM Birlesik Magazalar AS (Food & Staples Retailing)†	2,260	32,543

United Arab Emirates - 1.6%

Agthia Group PJSC (Food Beverage & Tobacco)†	6,740	8,849

DP World Ltd. (Transportation)†	1,360	31,480

Emaar Properties PJSC (Real Estate)†	53,680	77,230

		117,559

United Kingdom - 0.4%

Bank of Georgia Group plc (Banks)†	1,170	28,042

Vietnam - 1.4%

Hoa Phat Group JSC (Materials)*†	21,400	34,325

Masan Group Corp. (Food Beverage & Tobacco)*†	14,550	52,617

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2018 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.1% (continued)

Vietnam - 1.4% (continued)

Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	2,060	$14,881

		101,823
Total Common Stocks (Cost $5,916,899)		$6,602,723

PREFERRED STOCKS - 4.0%

Brazil - 1.7%

Banco Bradesco SA - ADR (Banks)*	7,403	59,816

Itau Unibanco Holding SA - Sponsored ADR, 0.38% (Banks)+	5,125	61,449

		121,265

Colombia - 0.6%

Bancolombia SA - Sponsored ADR, 3.09% (Banks)+	940	43,155

South Korea - 1.7%

Samsung Electronics Co., Ltd. - GDR, Reg S, 3.89% (Technology Hardware & Equipment)+†	142	121,250
Total Preferred Stocks (Cost $285,647)		$285,670

PARTICIPATION NOTES - 1.6%

Saudi Arabia - 1.6%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)^†	2,149	50,655

Jarir Marketing Co., Issued by HSBC BANK PLC, Maturity Date 1/19/21 (Retailing)^†	1,338	64,647

		115,302
Total Participation Notes (Cost $93,896)		$115,302

SHORT TERM INVESTMENTS - 1.9%

Northern Institutional Funds - Treasury Portfolio, 1.72% (Money Market Funds)	138,839	138,839

Total Short Term Investments (Cost $138,839)		$138,839

Total Investments — 99.6%
(Cost $6,435,281)		$7,142,534

Other Assets Less Liabilities - 0.4%		30,361
Net Assets — 100.0%		$7,172,895

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#

Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of July 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets

Automobiles & Components	3.2%

Banks	20.7

Capital Goods	2.7

Consumer Durables & Apparel	6.4

Consumer Services	1.2

Diversified Financials	1.7

Energy	6.2

Food & Staples Retailing	4.4

Food Beverage & Tobacco	9.8

Household & Personal Products	4.7

Insurance	1.8

Materials	3.2

Media	1.2

Pharmaceuticals, Biotechnology & Life Sciences	4.6

Real Estate	2.0

Retailing	1.7

Semiconductors & Semiconductor Equipment	2.0

Software & Services	6.2

Technology Hardware & Equipment	5.8

Telecommunication Services	4.2

Transportation	2.4

Utilities	1.6

Money Market Fund	1.9
Total Investments	99.6

Other Assets Less Liabilities	0.4
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2018 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has nine separate diversified Portfolios, all of which were active as of July 31, 2018 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Institutional Class Z: August 1, 2017 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Institutional Class Z: July 17, 2017 Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio** (“Institutional Emerging Markets”)	Class I: October 17, 2005 Class II: March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio** (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class I (formerly, the Institutional Class): May 27, 2008 Institutional Class II: March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
Global Equity Research Portfolio (“Global Equity Research”)	Institutional Class: December 19, 2016 Investor Class: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Research Portfolio (“International Equity Research”)	Institutional Class: December 17, 2015 Investor Class: December 17, 2015	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
Emerging Markets Research Portfolio (“Emerging Markets Research”)	Institutional Class: December 19, 2016 Investor Class: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

* The International Equity Portfolio is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996, is historical information for the predecessor portfolio.

** The Institutional Emerging Markets and Emerging Markets Portfolios are generally closed to new investors.

On November 24, 2017, the Board of Directors (the “Board”) of the Fund approved reverse share splits (the “Reverse Splits”) of the outstanding Institutional Class Z shares of the Global Equity Portfolio, Institutional Class Z shares of the International Equity Portfolio, and Class II shares of the Institutional Emerging Markets Portfolio (each, a “Split Impacted Portfolio”) at the ratios indicated below.

Portfolio	Reverse Share Split Ratio
Global Equity Portfolio – Institutional Class Z	1 for 3.933146
International Equity Portfolio – Institutional Class Z	1 for 2.135356
Institutional Emerging Markets Portfolio – Class II	1 for 1.758429

The Reverse Splits were effected after the close of business on December 1, 2017. Institutional Class Z shares and Class II shares of the Split Impacted Portfolios began trading on a split-adjusted basis on December 4, 2017.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2018 (unaudited)

1. Organization (continued)

The total dollar value of each shareholder’s investment in a Split Impacted Portfolio remained unchanged by the Reverse Splits. While the Reverse Splits reduced the number of outstanding Institutional Class Z or Class II shares of the Split Impacted Portfolios, they proportionately increased the net asset value (“NAV”) per share of Institutional Class Z shares and Class II shares of the Split Impacted Portfolio such that the aggregate market value of each Split Impacted Portfolio’s Institutional Class Z shares or Class II shares, as applicable, remained the same. The Reverse Splits did not affect the voting rights of a shareholder’s investment in a Split Impacted Portfolio, and was not a taxable event for the Split Impacted Portfolio’s shareholders.

On November 24, 2017, the Board also declared a share dividend (the “Share Dividend”) with respect to the Institutional Class II shares of the Frontier Emerging Markets Portfolio equal to 0.346467 shares on each outstanding Institutional Class II share. The Share Dividend was paid to the Portfolio’s Institutional Class II shareholders of record as of the close of business on December 1, 2017. The total dollar value of each shareholder’s investment in the Portfolio remained unchanged by the Share Dividend. While the Share Dividend increased the number of outstanding Institutional Class II shares of the Portfolio, it proportionately decreased the NAV per share of Institutional Class II shares of the Portfolio such that the aggregate market value of the Portfolio’s Institutional Class II shares remained the same. The Share Dividend did not affect the voting rights of a shareholder’s investment in the Portfolio, and was not a taxable event for the Portfolio’s shareholders.

The Board approved the Reverse Splits in order to bring the NAV per share of the Institutional Class Z shares of the Global Equity Portfolio and International Equity Portfolio and Class II shares of the Institutional Emerging Markets Portfolio into line with the NAV per share of the other share classes of the Split Impacted Portfolios. The Board also declared the Share Dividend in order to bring the NAV per share of the Institutional Class II shares of the Frontier Emerging Markets Portfolio into line with the NAV per share of the other share classes of the Portfolio. The Reverse Splits and the Share Dividend are intended to create a general level of parity of required distributions across the Fund’s share classes by increasing the NAV per share and reducing the number of outstanding shares of the share classes subject to the Reverse Splits and decreasing the NAV per share and increasing the number of outstanding shares of the Institutional Class II shares of the Frontier Emerging Markets Portfolio through the Share Dividend.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s NAV, each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2018 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

At July 31, 2018, the Portfolios below had transfers from Level 1 to Level 2, based on levels assigned to the securities on October 31, 2017, due to the use of an adjustment factor other than 1 as an input to the valuation.

	Institutional Emerging Markets	Emerging Markets	International Small Companies	Frontier Emerging Markets	Global Equity Research	International Equity Research	Emerging Markets Research
Common Stock
Automobiles & Components	$72,601,613	$58,567,247	$—	$—	$—	$—	$—
Banks	—	—	—	6,792,439	11,239	33,718	131,358
Insurance	—	—	3,431,750	—	11,828	57,110	28,156
Materials	—	—	—	—	18,368	34,440	68,060

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2018 (unaudited)

2. Summary of Significant Accounting Policies (continued)

	Institutional Emerging Markets	Emerging Markets	International Small Companies	Frontier Emerging Markets	Global Equity Research	International Equity Research	Emerging Markets Research
Telecommunication Services	29,345,638	23,672,970	—	—	—	—	—

Total	$101,947,251	$82,240,217	$3,431,750	$6,792,439	$41,435	$125,268	$227,574

At July 31, 2018, the Portfolios below had transfers from Level 2 to Level 1, based on levels assigned to the securities on October 31, 2017, due to the use of an adjustment factor of 1 as an input to the valuation.

	International Small Companies	Frontier Emerging Markets
Common Stock
Health Care Equipment & Services	2,900,646	5,786,456

Total	$2,900,646	$5,786,456

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of July 31, 2018. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$465,637,794	$418,871,396	$—	$884,509,190
Preferred Stocks	20,200,159	—	—	20,200,159
Short Term Investments	16,506,581	—	—	16,506,581

Total Investments	$502,344,534	$418,871,396	$—	$921,215,930

International Equity
Common Stocks	$3,183,410,941	$10,547,684,233	$—	$13,731,095,174
Preferred Stocks	274,266,352	340,781,180	—	615,047,532
Short Term Investments	594,396,513	—	—	594,396,513

Total Investments	$4,052,073,806	$10,888,465,413	$—	$14,940,539,219

International Small Companies
Common Stocks	$24,028,291	$222,656,365	$—	$246,684,656
Participation Notes	—	2,354,735	—	2,354,735
Short Term Investments	7,548,475	—	—	7,548,475

Total Investments	$31,576,766	$225,011,100	$—	$256,587,866

Institutional Emerging Markets
Common Stocks	$1,355,872,317	$3,378,668,620	$—	$4,734,540,937
Preferred Stocks	241,198,519	44,390,232	—	285,588,751
Short Term Investments	134,030,788	—	—	134,030,788

Total Investments	$1,731,101,624	$3,423,058,852	$—	$5,154,160,476

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2018 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Markets
Common Stocks	$1,093,931,782	$2,725,722,348	$—	$3,819,654,130
Preferred Stocks	194,925,659	35,780,643	—	230,706,302
Short Term Investments	120,501,882	—	—	120,501,882

Total Investments	$1,409,359,323	$2,761,502,991	$—	$4,170,862,314

Frontier Emerging Markets
Common Stocks	$119,441,485	$307,707,356	$—	$427,148,841
Preferred Stocks	10,300,368	—	—	10,300,368
Participation Notes	—	27,694,719	—	27,694,719
Short Term Investments	3,765,310	—	—	3,765,310

Total Investments	$133,507,163	$335,402,075	$—	$468,909,238

Global Equity Research
Common Stocks	$3,478,379	$2,804,390	$—	$6,282,769
Preferred Stocks	39,552	7,685	—	47,237
Short Term Investments	115,587	—	—	115,587

Total Investments	$3,633,518	$2,812,075	$—	$6,445,593

International Equity Research
Common Stocks	$2,137,250	$8,998,598	$—	$11,135,848
Preferred Stocks	197,634	25,616	—	223,250
Short Term Investments	237,621	—	—	237,621

Total Investments	$2,572,505	$9,024,214	$—	$11,596,719

Emerging Markets Research
Common Stocks	$2,168,196	$4,434,527	$—	$6,602,723
Preferred Stocks	164,420	121,250	—	285,670
Participation Notes	—	115,302	—	115,302
Short Term Investments	138,839	—	—	138,839

Total Investments	$2,471,455	$4,671,079	$—	$7,142,534

As of July 31, 2018, there were no Level 3 investments held within the Portfolios.

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2018 (unaudited)

2. Summary of Significant Accounting Policies (continued)

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semi-annual basis, such fluctuations are included with the Net realized gain (loss) from investments and Change in unrealized appreciation (depreciation) from investments on the Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semi-annual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “net realized gain (loss) on foreign currency transactions” and “change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the period ended July 31, 2018.

4. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

5. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At July 31, 2018, the Portfolio’s investment in the Banking industry amounted to 33.99% of its total assets.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and it has been determined that no other adjustments or disclosures are required beyond what is already included in the financial statements and accompanying footnotes.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 26, 2018

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	September 26, 2018